Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — 90.6%
Advertising — 0.1%
Boston Omaha Corp., Class A*	400	$6,400
Fluent, Inc.*	1,700	4,216
National CineMedia, Inc.	1,874	5,088
Quotient Technology, Inc.*	2,700	19,926
		35,630
Aerospace & Defense — 0.7%
AAR Corp.	1,069	20,097
Aerojet Rocketdyne Holdings, Inc.*	2,440	97,332
AeroVironment, Inc.*	718	43,087
Astronics Corp.*	795	6,137
Barnes Group, Inc.	1,565	55,933
Ducommun, Inc.*	400	13,168
Kaman Corp.	948	36,944
Kratos Defense & Security Solutions, Inc.*	3,622	69,832
Moog, Inc., Class A	991	62,958
National Presto Industries, Inc.	146	11,952
Park Aerospace Corp.	533	5,820
Triumph Group, Inc.	1,600	10,416
		433,676
Agriculture — 0.7%
Alico, Inc.	151	4,322
Cadiz, Inc.*	800	7,944
Darling Ingredients, Inc.*	5,267	189,770
Fresh Del Monte Produce, Inc.	1,016	23,287
Limoneira Co.	600	8,580
Sanderson Farms, Inc.	642	75,737
Tejon Ranch Co.*	825	11,674
The Andersons, Inc.	1,132	21,700
Turning Point Brands, Inc.	300	8,370
Universal Corp.	855	35,807
Vector Group Ltd.	4,657	45,126
Vital Farms, Inc.*	300	12,159
		444,476
Airlines — 0.3%
Allegiant Travel Co.	414	49,597
Hawaiian Holdings, Inc.	1,526	19,670
Mesa Air Group, Inc.*	900	2,655
SkyWest, Inc.	1,681	50,195
Spirit Airlines, Inc.*	3,000	48,300
		170,417
Apparel — 0.9%
Crocs, Inc.*	2,200	94,006
Deckers Outdoor Corp.*	899	197,789
Kontoor Brands, Inc.	1,600	38,720
Lakeland Industries, Inc.*	300	5,940
Oxford Industries, Inc.	508	20,503
Rocky Brands, Inc.	200	4,966
Steven Madden Ltd.	2,673	52,124
Superior Group of Cos, Inc.	200	4,646
Unifi, Inc.*	460	5,906
Urban Outfitters, Inc.*	2,200	45,782
	Number of Shares	Value†

Apparel — (continued)
Weyco Group, Inc.	200	$3,234
Wolverine World Wide, Inc.	2,582	66,719
		540,335
Auto Manufacturers — 0.3%
Blue Bird Corp.*	392	4,767
Navistar International Corp.*	1,600	69,664
REV Group, Inc.	1,000	7,890
Wabash National Corp.	1,800	21,528
Workhorse Group, Inc.*	3,000	75,840
		179,689
Auto Parts & Equipment — 1.2%
Adient PLC*	2,800	48,524
American Axle & Manufacturing Holdings, Inc.*	3,716	21,442
Cooper Tire & Rubber Co.	1,549	49,103
Cooper-Standard Holdings, Inc.*	600	7,926
Dana, Inc.	4,796	59,087
Dorman Products, Inc.*	892	80,619
Douglas Dynamics, Inc.	700	23,940
Fox Factory Holding Corp.*	1,300	96,629
Gentherm, Inc.*	1,068	43,681
Meritor, Inc.*	2,245	47,010
Methode Electronics, Inc.	1,260	35,910
Miller Industries, Inc.	343	10,486
Modine Manufacturing Co.*	1,577	9,856
Motorcar Parts of America, Inc.*	700	10,892
Standard Motor Products, Inc.	700	31,255
Telenav, Inc.*	1,000	3,600
Tenneco, Inc., Class A*	1,600	11,104
The Goodyear Tire & Rubber Co.	7,300	55,991
The Shyft Group, Inc.	1,000	18,880
Visteon Corp.*	900	62,298
XPEL, Inc.*	600	15,648
		743,881
Banks — 7.0%
1st Constitution Bancorp	400	4,760
1st Source Corp.	488	15,050
ACNB Corp.	200	4,160
Alerus Financial Corp.	600	11,760
Allegiance Bancshares, Inc.	600	14,022
Altabancorp	600	12,072
Amalgamated Bank, Class A	300	3,174
American National Bankshares, Inc.	400	8,368
Ameris Bancorp	2,112	48,111
Ames National Corp.	299	5,050
Arrow Financial Corp.	436	10,939
Atlantic Capital Bancshares, Inc.*	800	9,080
Atlantic Union Bankshares Corp.	2,607	55,712
Auburn National BanCorp, Inc.	100	3,626
BancFirst Corp.	620	25,321
Banco Latinoamericano de Comercio Exterior S.A.	1,110	13,486

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
BancorpSouth Bank	3,249	$62,966
Bank First Corp.	200	11,740
Bank of Commerce Holdings	800	5,576
Bank of Marin Bancorp	480	13,901
BankUnited, Inc.	3,000	65,730
Bankwell Financial Group, Inc.	300	4,245
Banner Corp.	1,200	38,712
Bar Harbor Bankshares	597	12,268
BayCom Corp.*	400	4,120
BCB Bancorp, Inc.	400	3,200
Bridge Bancorp, Inc.	507	8,837
Bridgewater Bancshares Inc.*	700	6,643
Bryn Mawr Bank Corp.	632	15,718
Business First Bancshares, Inc.	400	6,000
Byline Bancorp, Inc.	700	7,896
C&F Financial Corp.	100	2,970
Cadence BanCorp	4,006	34,412
California Bancorp, Inc.*	300	3,399
Cambridge Bancorp	200	10,632
Camden National Corp.	539	16,291
Capital Bancorp, Inc.*	400	3,784
Capital City Bank Group, Inc.	469	8,812
Capstar Financial Holdings, Inc.	600	5,886
Carter Bank & Trust	800	5,320
Cathay General Bancorp	2,450	53,116
CB Financial Services, Inc.	200	3,816
CBTX, Inc.	500	8,170
Central Pacific Financial Corp.	900	12,213
Central Valley Community Bancorp	400	4,940
Century Bancorp, Inc., Class A	69	4,536
Chemung Financial Corp.	100	2,887
ChoiceOne Financial Services, Inc.	300	7,806
CIT Group, Inc.	3,100	54,901
Citizens & Northern Corp.	356	5,781
Citizens Holding Co.	200	4,484
City Holding Co.	548	31,570
Civista Bancshares, Inc.	400	5,008
CNB Financial Corp.	474	7,048
Coastal Financial Corp.*	300	3,675
Codorus Valley Bancorp, Inc.	276	3,616
Colony Bankcorp, Inc.	300	3,225
Columbia Banking System, Inc.	2,368	56,477
Community Bank System, Inc.	1,737	94,597
Community Trust Bancorp, Inc.	483	13,650
ConnectOne Bancorp, Inc.	1,360	19,135
County Bancorp, Inc.	200	3,760
CrossFirst Bankshares, Inc.*	1,500	13,035
Customers Bancorp, Inc.*	980	10,976
CVB Financial Corp.	4,192	69,713
Eagle Bancorp, Inc.	1,073	28,746
Enterprise Bancorp, Inc.	313	6,579
Enterprise Financial Services Corp.	782	21,325
Equity Bancshares, Inc., Class A*	500	7,750
Esquire Financial Holdings, Inc.*	300	4,500
	Number of Shares	Value†

Banks — (continued)
Evans Bancorp, Inc.	200	$4,450
Farmers & Merchants Bancorp, Inc.	400	8,004
Farmers National Banc Corp.	700	7,644
FB Financial Corp.	886	22,256
Fidelity D&D Bancorp, Inc.	100	4,871
Financial Institutions, Inc.	440	6,776
First Bancorp	924	19,339
First BanCorp Puerto Rico	7,500	39,150
First Bank/Hamilton NJ	400	2,480
First Busey Corp.	1,713	27,220
First Business Financial Services, Inc.	200	2,858
First Choice Bancorp	300	3,987
First Commonwealth Financial Corp.	3,321	25,705
First Community Bankshares, Inc.	626	11,299
First Community Corp.	300	4,089
First Financial Bancorp	3,382	40,601
First Financial Bankshares, Inc.	4,204	117,334
First Financial Corp.	380	11,932
First Foundation, Inc.	1,200	15,684
First Guaranty Bancshares, Inc.	220	2,664
First Internet Bancorp	300	4,419
First Interstate BancSystem, Inc., Class A	1,287	40,991
First Merchants Corp.	1,830	42,383
First Mid Bancshares, Inc.	500	12,475
First Midwest Bancorp, Inc.	3,714	40,037
First Northwest Bancorp	200	1,980
First United Corp.	300	3,513
Flagstar Bancorp, Inc.	1,300	38,519
FNCB Bancorp, Inc.	800	4,256
Franklin Financial Services Corp.	200	4,276
Fulton Financial Corp.	5,303	49,477
FVCBankcorp, Inc.*	500	5,000
German American Bancorp, Inc.	838	22,743
Glacier Bancorp, Inc.	3,021	96,823
Great Southern Bancorp, Inc.	371	13,438
Great Western Bancorp, Inc.	1,900	23,655
Guaranty Bancshares, Inc.	300	7,467
Hancock Whitney Corp.	2,678	50,373
Hanmi Financial Corp.	913	7,496
HarborOne Bancorp, Inc.	1,877	15,147
Hawthorn Bancshares, Inc.	208	3,940
HBT Financial, Inc.	400	4,488
Heartland Financial USA, Inc.	1,117	33,504
Heritage Commerce Corp.	1,900	12,644
Heritage Financial Corp.	1,230	22,620
Hilltop Holdings, Inc.	2,283	46,984
Home BancShares, Inc.	4,935	74,815
HomeStreet, Inc.	800	20,608
Hope Bancorp, Inc.	4,067	30,848
Horizon Bancorp, Inc.	1,350	13,621
Howard Bancorp, Inc.*	500	4,490
Independent Bank Corp.	1,055	55,261
Independent Bank Corp.	800	10,056

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Independent Bank Group, Inc.	1,250	$55,225
International Bancshares Corp.	1,825	47,559
Investar Holding Corp.	300	3,846
Kearny Financial Corp.	2,745	19,791
Lakeland Bancorp, Inc.	1,711	17,024
Lakeland Financial Corp.	791	32,589
Landmark Bancorp, Inc.	200	4,270
LCNB Corp.	400	5,460
Level One Bancorp, Inc.	200	3,120
Live Oak Bancshares, Inc.	900	22,797
Luther Burbank Corp.	800	6,680
Macatawa Bank Corp.	800	5,224
Mackinac Financial Corp.	400	3,860
MainStreet Bancshares, Inc.*	300	3,672
Mercantile Bank Corp.	500	9,010
Merchants Bancorp	200	3,942
Meridian Corp.	300	4,839
Meta Financial Group, Inc.	1,100	21,142
Metrocity Bankshares, Inc.	600	7,902
Metropolitan Bank Holding Corp.*	200	5,600
Mid Penn Bancorp, Inc.	200	3,462
Middlefield Banc Corp.	300	5,790
Midland States Bancorp, Inc.	700	8,995
MidWestOne Financial Group, Inc.	400	7,148
MVB Financial Corp.	200	3,194
National Bank Holdings Corp., Class A	1,000	26,250
National Bankshares, Inc.	219	5,547
NBT Bancorp, Inc.	1,469	39,399
Nicolet Bankshares, Inc.*	300	16,383
Northeast Bank	300	5,520
Northrim BanCorp, Inc.	200	5,098
Norwood Financial Corp.	200	4,864
Oak Valley Bancorp	113	1,295
OFG Bancorp	1,810	22,553
Ohio Valley Banc Corp.	200	4,132
Old National Bancorp	5,461	68,590
Old Second Bancorp, Inc.	800	5,996
OP Bancorp	700	4,004
Origin Bancorp, Inc.	800	17,088
Orrstown Financial Services, Inc.	400	5,120
Park National Corp.	424	34,751
Parke Bancorp, Inc.	440	5,254
PCB Bancorp	300	2,637
PCSB Financial Corp.	500	6,035
Peapack-Gladstone Financial Corp.	636	9,635
Penns Woods Bancorp, Inc.	252	5,002
Peoples Bancorp of North Carolina, Inc.	200	3,086
Peoples Bancorp, Inc.	572	10,919
Peoples Financial Services Corp.	200	6,952
Pioneer Bancorp, Inc.*	500	4,440
Plumas Bancorp	200	3,936
Preferred Bank	500	16,060
Premier Financial Bancorp, Inc.	550	5,940
	Number of Shares	Value†

Banks — (continued)
Premier Financial Corp.	1,231	$19,173
Provident Bancorp, Inc.	404	3,147
QCR Holdings, Inc.	500	13,705
RBB Bancorp	600	6,804
Red River Bancshares, Inc.	200	8,600
Reliant Bancorp, Inc.	400	5,800
Renasant Corp.	1,835	41,691
Republic Bancorp, Inc., Class A	287	8,082
Republic First Bancorp, Inc.*	1,700	3,366
Richmond Mutual BanCorp, Inc.	600	6,348
S&T Bancorp, Inc.	1,281	22,661
Salisbury Bancorp, Inc.	100	3,161
Sandy Spring Bancorp, Inc.	1,450	33,466
SB Financial Group, Inc.	300	4,047
Seacoast Banking Corp of Florida*	1,740	31,372
Select Bancorp, Inc.*	300	2,157
ServisFirst Bancshares, Inc.	1,600	54,448
Shore Bancshares, Inc.	300	3,294
Sierra Bancorp	412	6,917
Silvergate Capital Corp., Class A*	600	8,640
Simmons First National Corp., Class A	3,396	53,844
SmartFinancial, Inc.	400	5,436
South Plains Financial, Inc.	400	4,964
South State Corp.	2,311	111,275
Southern First Bancshares, Inc.*	200	4,830
Southern National Bancorp of Virginia, Inc.	600	5,208
Southside Bancshares, Inc.	1,071	26,165
Spirit of Texas Bancshares, Inc.*	400	4,464
Standard AVB Financial Corp.	200	6,530
Sterling Bancorp, Inc.	700	2,107
Stock Yards Bancorp, Inc.	667	22,705
Summit Financial Group, Inc.	400	5,924
Texas Capital Bancshares, Inc.*	1,700	52,921
The Bancorp, Inc.*	1,512	13,064
The Bank of NT Butterfield & Son Ltd.	1,700	37,876
The Bank of Princeton	200	3,634
The Community Financial Corp.	100	2,135
The First Bancorp, Inc.	434	9,149
The First Bancshares, Inc.	700	14,679
The First of Long Island Corp.	689	10,204
Tompkins Financial Corp.	458	26,019
Towne Bank	2,177	35,703
TriCo Bancshares	898	21,992
TriState Capital Holdings, Inc.*	800	10,592
Triumph Bancorp, Inc.*	700	21,798
TrustCo Bank Corp.	3,252	16,975
Trustmark Corp.	2,030	43,462
UMB Financial Corp.	1,381	67,683
United Bankshares, Inc.	3,960	85,021
United Community Banks, Inc.	2,578	43,646
United Security Bancshares	300	1,833
Unity Bancorp, Inc.	200	2,316
Univest Corp.	987	14,183

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Valley National Bancorp	13,283	$90,989
Veritex Holdings, Inc.	1,653	28,151
Walker & Dunlop, Inc.	900	47,700
Washington Trust Bancorp, Inc.	570	17,476
WesBanco, Inc.	2,130	45,497
West BanCorp, Inc.	478	7,572
Westamerica BanCorp	873	47,448
Western New England Bancorp, Inc.	1,000	5,630
		4,391,780
Beverages — 0.3%
Celsius Holdings, Inc.*	1,100	24,981
Coca-Cola Consolidated, Inc.	152	36,583
Craft Brew Alliance, Inc.*	400	6,600
Farmer Bros Co.*	204	902
MGP Ingredients, Inc.	400	15,896
National Beverage Corp.*	342	23,259
NewAge, Inc.*	2,800	4,844
Primo Water Corp.	5,100	72,420
		185,485
Biotechnology — 8.5%
Abeona Therapeutics, Inc.*	2,500	2,550
ADMA Biologics, Inc.*	1,300	3,107
Aduro Biotech, Inc.*	2,800	6,804
Adverum Biotechnologies, Inc.*	2,500	25,750
Affimed N.V.*	2,600	8,814
Agenus, Inc.*	5,000	20,000
Akero Therapeutics, Inc.*	400	12,316
Akouos, Inc.*	400	9,148
Albireo Pharma, Inc.*	500	16,685
Allakos, Inc.*	800	65,160
Allogene Therapeutics, Inc.*	1,600	60,336
ALX Oncology Holdings, Inc.*	300	11,322
AMAG Pharmaceuticals, Inc.*	956	8,986
Amicus Therapeutics, Inc.*	8,300	117,196
AnaptysBio, Inc.*	800	11,800
Anavex Life Sciences Corp.*	1,900	8,645
ANI Pharmaceuticals, Inc.*	300	8,463
Annexon, Inc.*	400	12,092
Apellis Pharmaceuticals, Inc.*	1,900	57,323
Applied Genetic Technologies Corp.*	1,000	4,860
Applied Molecular Transport, Inc.*	400	12,728
Applied Therapeutics, Inc.*	500	10,380
Aprea Therapeutics, Inc.*	200	4,812
Aptinyx, Inc.*	1,100	3,718
Aravive, Inc.*	500	2,350
Arcturus Therapeutics Holdings, Inc.*	400	17,160
Arcus Biosciences, Inc.*	1,000	17,140
Arcutis Biotherapeutics, Inc.*	300	8,790
Ardelyx, Inc.*	2,200	11,550
Arena Pharmaceuticals, Inc.*	1,850	138,361
Arrowhead Pharmaceuticals, Inc.*	3,300	142,098
Aspira Women's Health, Inc.*	1,900	5,862
Assembly Biosciences, Inc.*	1,100	18,084
	Number of Shares	Value†

Biotechnology — (continued)
Atara Biotherapeutics, Inc.*	2,000	$25,920
Athersys, Inc.*	5,000	9,750
Atreca, Inc., Class A*	600	8,382
Avid Bioservices, Inc.*	2,100	16,002
Avidity Biosciences, Inc.*	500	14,075
Avrobio, Inc.*	1,100	14,322
Beam Therapeutics, Inc.*	1,100	27,082
BioCryst Pharmaceuticals, Inc.*	5,200	17,862
Biohaven Pharmaceutical Holding Co., Ltd.*	1,600	104,016
Black Diamond Therapeutics, Inc.*	400	12,092
Blueprint Medicines Corp.*	1,800	166,860
BrainStorm Cell Therapeutics, Inc.*	1,000	16,920
Bridgebio Pharma, Inc.*	2,300	86,296
Cabaletta Bio, Inc.*	600	6,504
Calithera Biosciences, Inc.*	2,200	7,590
Cara Therapeutics, Inc.*	1,500	19,088
CASI Pharmaceuticals, Inc.*	1,600	2,448
Catabasis Pharmaceuticals, Inc.*	800	4,952
CEL-SCI Corp.*	1,100	14,025
Cerecor, Inc.*	1,000	2,275
ChemoCentryx, Inc.*	1,500	82,200
ChromaDex Corp.*	800	3,208
Constellation Pharmaceuticals, Inc.*	800	16,208
ContraFect Corp.*	600	3,168
Cortexyme, Inc.*	500	25,000
Crinetics Pharmaceuticals, Inc.*	1,000	15,670
Cue Biopharma, Inc.*	1,000	15,050
Cymabay Therapeutics, Inc.*	2,600	18,824
CytomX Therapeutics, Inc.*	1,500	9,975
Deciphera Pharmaceuticals, Inc.*	1,200	61,560
Denali Therapeutics, Inc.*	2,000	71,660
DermTech, Inc.*	400	4,780
Dicerna Pharmaceuticals, Inc.*	2,200	39,578
Dyadic International, Inc.*	800	6,056
Dynavax Technologies Corp.*	3,220	13,910
Editas Medicine, Inc.*	1,900	53,314
Eiger BioPharmaceuticals, Inc.*	900	7,326
Emergent BioSolutions, Inc.*	1,458	150,655
Enzo Biochem, Inc.*	1,800	3,798
Epizyme, Inc.*	3,100	36,983
Esperion Therapeutics, Inc.*	900	33,453
Evelo Biosciences, Inc.*	700	3,689
Evolus, Inc.*	600	2,346
Exicure, Inc.*	2,400	4,200
Fate Therapeutics, Inc.*	2,100	83,937
FibroGen, Inc.*	2,700	111,024
Five Prime Therapeutics, Inc.*	1,100	5,170
Forma Therapeutics Holdings, Inc.*	500	24,920
Frequency Therapeutics, Inc.*	800	15,368
Generation Bio Co.*	400	12,364
Genprex, Inc.*	1,400	4,704
Geron Corp.*	6,550	11,397
GlycoMimetics, Inc.*	1,300	3,991

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Gossamer Bio, Inc.*	1,800	$22,338
Halozyme Therapeutics, Inc.*	4,389	115,343
Harvard Bioscience, Inc.*	1,700	5,117
Homology Medicines, Inc.*	1,200	12,840
iBio, Inc.*	1,400	2,842
IGM Biosciences, Inc.*	200	14,762
ImmunoGen, Inc.*	6,163	22,187
Immunovant, Inc.*	1,100	38,709
Innoviva, Inc.*	2,000	20,900
Inovio Pharmaceuticals, Inc.*	4,700	54,520
Insmed, Inc.*	3,300	106,062
Intercept Pharmaceuticals, Inc.*	872	36,153
iTeos Therapeutics, Inc.*	300	7,401
IVERIC bio, Inc.*	1,700	9,588
Kaleido Biosciences, Inc.*	600	6,642
Karuna Therapeutics, Inc.*	500	38,660
Karyopharm Therapeutics, Inc.*	2,400	35,040
Keros Therapeutics, Inc.*	200	7,714
Kezar Life Sciences, Inc.*	500	2,420
Kindred Biosciences, Inc.*	1,400	6,006
Kiniksa Pharmaceuticals Ltd., Class A*	700	10,724
Kodiak Sciences, Inc.*	900	53,289
Krystal Biotech, Inc.*	400	17,220
Lexicon Pharmaceuticals, Inc.*	1,760	2,534
Ligand Pharmaceuticals, Inc.*	447	42,608
Liquidia Technologies, Inc.*	600	2,952
LogicBio Therapeutics, Inc.*	400	3,632
MacroGenics, Inc.*	1,500	37,785
Magenta Therapeutics, Inc.*	600	4,080
Marker Therapeutics, Inc.*	1,100	1,650
MEI Pharma, Inc.*	3,800	11,856
MeiraGTx Holdings PLC*	500	6,620
Mersana Therapeutics, Inc.*	1,600	29,792
Mirati Therapeutics, Inc.*	1,200	199,260
Molecular Templates, Inc.*	800	8,736
Mustang Bio, Inc.*	1,500	4,725
Myriad Genetics, Inc.*	2,300	29,992
NantKwest, Inc.*	1,100	7,629
NeoGenomics, Inc.*	3,300	121,737
NextCure, Inc.*	500	4,400
NGM Biopharmaceuticals, Inc.*	800	12,728
Nkarta, Inc.*	500	15,030
Novavax, Inc.*	2,011	217,892
Nurix Therapeutics, Inc.*	300	10,473
Omeros Corp.*	1,800	18,189
Oncocyte Corp.*	1,800	2,502
Orgenesis, Inc.*	800	4,032
Ovid therapeutics, Inc.*	1,600	9,184
Oyster Point Pharma, Inc.*	200	4,222
Pacific Biosciences of California, Inc.*	4,600	45,402
PDL BioPharma, Inc.*	3,117	9,819
Phathom Pharmaceuticals, Inc.*	400	14,668
Pieris Pharmaceuticals, Inc.*	1,300	2,691
Pliant Therapeutics, Inc.*	300	6,795
	Number of Shares	Value†

Biotechnology — (continued)
Precigen, Inc.*	2,700	$9,450
Prevail Therapeutics, Inc.*	600	6,108
Prothena Corp. PLC*	900	8,991
Provention Bio, Inc.*	1,500	19,245
PTC Therapeutics, Inc.*	2,000	93,500
Puma Biotechnology, Inc.*	900	9,081
Radius Health, Inc.*	1,400	15,876
RAPT Therapeutics, Inc.*	400	12,880
REGENXBIO, Inc.*	1,100	30,272
Relay Therapeutics, Inc.*	1,000	42,590
Replimune Group, Inc.*	500	11,510
Retrophin, Inc.*	1,500	27,690
REVOLUTION Medicines, Inc.*	1,200	41,760
Rigel Pharmaceuticals, Inc.*	6,090	14,616
Rocket Pharmaceuticals, Inc.*	1,200	27,432
Rubius Therapeutics, Inc.*	1,300	6,513
Sangamo Therapeutics, Inc.*	3,703	34,993
Satsuma Pharmaceuticals, Inc.*	300	1,167
Savara, Inc.*	1,000	1,090
Scholar Rock Holding Corp.*	800	14,152
Selecta Biosciences, Inc.*	2,700	6,696
Solid Biosciences, Inc.*	400	812
Sorrento Therapeutics, Inc.*	7,000	78,050
Springworks Therapeutics, Inc.*	700	33,369
Stoke Therapeutics, Inc.*	400	13,396
Strongbridge Biopharma PLC*	1,700	3,570
Sutro Biopharma, Inc.*	500	5,025
Syndax Pharmaceuticals, Inc.*	800	11,808
TCR2 Therapeutics, Inc.*	800	16,256
Tela Bio, Inc.*	200	3,308
Theravance Biopharma, Inc.*	1,400	20,699
Translate Bio, Inc.*	1,800	24,498
TransMedics Group, Inc.*	600	8,268
Turning Point Therapeutics, Inc.*	1,100	96,096
Twist Bioscience Corp.*	1,000	75,970
Tyme Technologies, Inc.*	2,000	1,960
Ultragenyx Pharmaceutical, Inc.*	1,800	147,942
UNITY Biotechnology, Inc.*	900	3,114
Vaxart, Inc.*	1,300	8,645
VBI Vaccines, Inc.*	6,200	17,732
Veracyte, Inc.*	1,800	58,482
Verastem, Inc.*	6,200	7,502
Vericel Corp.*	1,400	25,942
Veru, Inc.*	2,100	5,502
Viela Bio, Inc.*	700	19,656
Viking Therapeutics, Inc.*	2,400	13,968
Vir Biotechnology, Inc.*	1,500	51,495
VolitionRX Ltd.*	1,100	3,531
VYNE Therapeutics, Inc.*	4,200	6,972
WaVe Life Sciences Ltd.*	700	5,943
X4 Pharmaceuticals, Inc.*	300	2,031
XBiotech, Inc.*	467	8,915
Xencor, Inc.*	1,800	69,822
XOMA Corp.*	300	5,652

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Y-mAbs Therapeutics, Inc.*	1,000	$38,390
Zentalis Pharmaceuticals, Inc.*	300	9,807
ZIOPHARM Oncology, Inc.*	7,527	18,968
		5,295,137
Building Materials — 1.8%
AAON, Inc.	1,285	77,421
American Woodmark Corp.*	569	44,689
Apogee Enterprises, Inc.	843	18,015
Boise Cascade Co.	1,300	51,896
Builders FirstSource, Inc.*	3,773	123,075
Caesarstone Ltd.	600	5,880
Cornerstone Building Brands, Inc.*	1,664	13,279
Forterra, Inc.*	400	4,728
Gibraltar Industries, Inc.*	1,101	71,719
Griffon Corp.	1,256	24,542
JELD-WEN Holding, Inc.*	2,300	51,980
Louisiana-Pacific Corp.	3,694	109,010
LSI Industries, Inc.	1,000	6,750
Masonite International Corp.*	800	78,720
Patrick Industries, Inc.	775	44,578
PGT Innovations, Inc.*	1,900	33,288
Research Frontiers, Inc.*	1,100	2,970
Simpson Manufacturing Co., Inc.	1,430	138,939
SPX Corp.*	1,400	64,932
Summit Materials, Inc., Class A*	3,605	59,627
UFP Industries, Inc.	1,949	110,138
US Concrete, Inc.*	500	14,520
		1,150,696
Chemicals — 1.4%
AdvanSix, Inc.*	1,000	12,880
AgroFresh Solutions, Inc.*	1,400	3,402
American Vanguard Corp.	878	11,537
Amyris, Inc.*	2,700	7,884
Balchem Corp.	1,005	98,118
Codexis, Inc.*	1,700	19,958
Ferro Corp.*	2,638	32,711
GCP Applied Technologies, Inc.*	1,500	31,425
H.B. Fuller Co.	1,680	76,910
Hawkins, Inc.	349	16,089
Ingevity Corp.*	1,300	64,272
Innospec, Inc.	800	50,656
Intrepid Potash, Inc.*	370	3,123
Koppers Holdings, Inc.*	620	12,964
Kraton Corp.*	1,041	18,551
Kronos Worldwide, Inc.	900	11,574
Minerals Technologies, Inc.	1,128	57,641
Oil-Dri Corp of America	197	7,047
Orion Engineered Carbons S.A.	2,100	26,271
PQ Group Holdings, Inc.*	1,100	11,286
Quaker Chemical Corp.	423	76,017
Rayonier Advanced Materials, Inc.*	1,900	6,080
Rogers Corp.*	591	57,953
Sensient Technologies Corp.	1,358	78,411
	Number of Shares	Value†

Chemicals — (continued)
Stepan Co.	698	$76,082
Tronox Holdings PLC, Class A	2,900	22,823
		891,665
Coal — 0.1%
Advanced Emissions Solutions, Inc.	600	2,436
CONSOL Energy, Inc.*	900	3,987
NACCO Industries, Inc., Class A	122	2,222
Peabody Energy Corp.	2,300	5,290
SunCoke Energy, Inc.	2,541	8,690
Warrior Met Coal, Inc.	1,800	30,744
		53,369
Commercial Services — 4.0%
Aaron's, Inc.	2,200	124,630
ABM Industries, Inc.	2,239	82,082
Acacia Research Corp.*	1,880	6,524
Adtalem Global Education, Inc.*	1,800	44,172
Alta Equipment Group, Inc.*	700	5,481
American Public Education, Inc.*	555	15,645
AMN Healthcare Services, Inc.*	1,509	88,216
Arlo Technologies, Inc.*	2,433	12,798
ASGN, Inc.*	1,652	105,001
Aspen Group, Inc.*	800	8,936
Avis Budget Group, Inc.*	1,700	44,744
Barrett Business Services, Inc.	242	12,690
BG Staffing, Inc.	400	3,388
BrightView Holdings, Inc.*	900	10,260
CAI International, Inc.	460	12,664
Cardtronics PLC, Class A*	1,163	23,027
Carriage Services, Inc.	600	13,386
Cass Information Systems, Inc.	498	20,039
CBIZ, Inc.*	1,640	37,507
Cimpress PLC*	569	42,766
Collectors Universe, Inc.	300	14,847
CorVel Corp.*	262	22,383
CRA International, Inc.	274	10,267
Cross Country Healthcare, Inc.*	1,084	7,035
Deluxe Corp.	1,407	36,202
Emerald Holding, Inc.	700	1,428
Ennis, Inc.	858	14,964
EVERTEC, Inc.	1,939	67,303
Evo Payments, Inc., Class A*	1,400	34,790
Forrester Research, Inc.*	375	12,296
Franchise Group, Inc.	700	17,752
Franklin Covey Co.*	297	5,269
Genasys, Inc.*	1,300	7,995
GP Strategies Corp.*	400	3,856
Green Dot Corp., Class A*	1,690	85,531
GreenSky, Inc., Class A*	2,300	10,212
HealthEquity, Inc.*	2,400	123,288
Heidrick & Struggles International, Inc.	669	13,146
Herc Holdings, Inc.*	800	31,688
Hertz Global Holdings, Inc.*	3,900	4,329

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
HMS Holdings Corp.*	2,915	$69,814
Huron Consulting Group, Inc.*	728	28,632
ICF International, Inc.	548	33,718
Information Services Group, Inc.*	1,600	3,376
Insperity, Inc.	1,155	75,641
K12, Inc.*	1,252	32,978
Kelly Services, Inc., Class A	1,014	17,279
Kforce, Inc.	686	22,069
Korn Ferry	1,890	54,810
Laureate Education, Inc., Class A*	3,400	45,152
LiveRamp Holdings, Inc.*	2,067	107,009
Medifast, Inc.	364	59,860
MoneyGram International, Inc.*	2,500	7,062
Monro, Inc.	1,037	42,071
National Research Corp.	487	23,965
Perdoceo Education Corp.*	2,300	28,152
PFSweb, Inc.*	600	4,014
Progyny, Inc.*	900	26,487
Quad/Graphics, Inc.	1,300	3,939
R1 RCM, Inc.*	3,400	58,310
Rent-A-Center, Inc.	1,553	46,419
Repay Holdings Corp.*	1,900	44,650
Resources Connection, Inc.	922	10,649
ServiceSource International, Inc.*	3,600	5,292
ShotSpotter, Inc.*	300	9,312
SP Plus Corp.*	693	12,439
Strategic Education, Inc.	730	66,773
Team, Inc.*	983	5,406
Textainer Group Holdings Ltd.*	1,712	24,242
The Brink's Co.	1,610	66,155
The Hackett Group, Inc.	716	8,005
TriNet Group, Inc.*	1,300	77,116
TrueBlue, Inc.*	1,076	16,667
Universal Technical Institute, Inc.*	1,100	5,588
Vectrus, Inc.*	400	15,200
Viad Corp.	671	13,977
Vivint Smart Home, Inc.*	2,400	40,992
Willdan Group, Inc.*	300	7,653
WW International, Inc.*	1,500	28,305
		2,487,715
Computers — 2.2%
3D Systems Corp.*	3,600	17,676
Conduent, Inc.*	6,100	19,398
Cubic Corp.	969	56,367
Diebold Nixdorf, Inc.*	2,400	18,336
ExlService Holdings, Inc.*	1,100	72,567
iCAD, Inc.*	800	7,048
Insight Enterprises, Inc.*	1,143	64,671
Mastech Digital, Inc.*	200	3,602
MAXIMUS, Inc.	2,010	137,504
Mitek Systems, Inc.*	1,400	17,836
MTS Systems Corp.	560	10,702
NetScout Systems, Inc.*	2,265	49,445
OneSpan, Inc.*	1,128	23,643
	Number of Shares	Value†

Computers — (continued)
PAE, Inc.*	2,100	$17,850
PAR Technology Corp.*	500	20,255
Parsons Corp.*	800	26,832
Perspecta, Inc.	4,600	89,470
Ping Identity Holding Corp.*	1,100	34,331
PlayAGS, Inc.*	800	2,832
Qualys, Inc.*	1,100	107,811
Quantum Corp.*	1,300	5,980
Rackspace Technology, Inc.*	1,000	19,290
Rapid7, Inc.*	1,600	97,984
Rimini Street, Inc.*	900	2,898
SecureWorks Corp., Class A*	100	1,139
StarTek, Inc.*	700	3,675
Super Micro Computer, Inc.*	1,500	39,600
Sykes Enterprises, Inc.*	1,236	42,283
Tenable Holdings, Inc.*	2,300	86,825
The ExOne Co.*	500	6,110
TTEC Holdings, Inc.	607	33,112
Unisys Corp.*	2,224	23,730
Varonis Systems, Inc.*	1,000	115,420
Virtusa Corp.*	989	48,619
Vocera Communications, Inc.*	1,000	29,080
		1,353,921
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.*	1,700	47,396
elf Beauty, Inc.*	1,400	25,718
Inter Parfums, Inc.	624	23,307
Revlon, Inc., Class A*	270	1,706
		98,127
Distribution & Wholesale — 1.0%
A-Mark Precious Metals, Inc.	200	6,744
Avient Corp.	2,955	78,189
Core-Mark Holding Co., Inc.	1,464	42,354
EVI Industries, Inc.*	200	5,322
Fossil Group, Inc.*	1,700	9,758
G-III Apparel Group Ltd.*	1,508	19,770
H&E Equipment Services, Inc.	1,059	20,820
KAR Auction Services, Inc.	4,100	59,040
Resideo Technologies, Inc.*	3,900	42,900
ScanSource, Inc.*	881	17,470
SiteOne Landscape Supply, Inc.*	1,400	170,730
Systemax, Inc.	362	8,666
Titan Machinery, Inc.*	523	6,919
Triton International Ltd.	1,593	64,788
Veritiv Corp.*	500	6,330
VSE Corp.	308	9,437
WESCO International, Inc.*	1,647	72,501
		641,738
Diversified Financial Services — 2.2%
Altisource Portfolio Solutions S.A.*	300	3,801
Amerant Bancorp, Inc.*	700	6,517

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Diversified Financial Services — (continued)
Artisan Partners Asset Management, Inc., Class A	1,800	$70,182
Assetmark Financial Holdings, Inc.*	500	10,870
Associated Capital Group, Inc., Class A	100	3,613
B Riley Financial, Inc.	600	15,036
BGC Partners, Inc., Class A	10,700	25,680
Blucora, Inc.*	1,596	15,034
Boston Private Financial Holdings, Inc.	2,758	15,224
Brightsphere Investment Group, Inc.	2,200	28,380
Calamos Asset Management, Inc., Class A(1),*	469	0
Cohen & Steers, Inc.	817	45,540
Columbia Financial, Inc.*	1,500	16,650
Cowen, Inc., Class A	947	15,408
Curo Group Holdings Corp.	400	2,820
Diamond Hill Investment Group, Inc.	107	13,516
Encore Capital Group, Inc.*	997	38,474
Enova International, Inc.*	829	13,587
EZCORP, Inc., Class A*	1,766	8,883
Federal Agricultural Mortgage Corp., Class C	300	19,098
Federated Hermes, Inc., Class B	3,100	66,681
First Western Financial, Inc.*	300	3,885
Focus Financial Partners, Inc., Class A*	1,100	36,069
GAMCO Investors, Inc., Class A	215	2,488
Greenhill & Co., Inc.	500	5,675
Hamilton Lane, Inc., Class A	1,000	64,590
Houlihan Lokey, Inc.	1,634	96,488
I3 Verticals, Inc., Class A*	500	12,625
International Money Express, Inc.*	500	7,182
LendingClub Corp.*	2,360	11,116
Marlin Business Services Corp.	200	1,410
MMA Capital Holdings, Inc.*	200	4,502
Moelis & Co., Class A	1,700	59,738
Mr. Cooper Group, Inc.*	2,392	53,389
Navient Corp.	6,000	50,700
Nelnet, Inc., Class A	599	36,090
Oportun Financial Corp.*	700	8,253
Oppenheimer Holdings, Inc., Class A	238	5,312
Paysign, Inc.*	1,100	6,248
PennyMac Financial Services, Inc.	1,400	81,368
Piper Sandler Cos.	587	42,851
PJT Partners, Inc., Class A	800	48,488
PRA Group, Inc.*	1,448	57,848
Pzena Investment Management, Inc., Class A	830	4,449
Regional Management Corp.*	300	4,998
Safeguard Scientifics, Inc.	850	4,658
Sculptor Capital Management, Inc.	600	7,044
Silvercrest Asset Management Group, Inc., Class A	400	4,184
Stifel Financial Corp.	2,206	111,535
StoneX Group, Inc.*	493	25,222
	Number of Shares	Value†

Diversified Financial Services — (continued)
Virtus Investment Partners, Inc.	259	$35,910
Waddell & Reed Financial, Inc., Class A	2,000	29,700
Westwood Holdings Group, Inc.	311	3,464
WisdomTree Investments, Inc.	4,800	15,360
World Acceptance Corp.*	163	17,205
		1,395,038
Electric — 1.7%
ALLETE, Inc.	1,651	85,423
Ameresco, Inc., Class A*	800	26,720
Atlantic Power Corp.*	4,127	8,089
Avista Corp.	2,239	76,395
Black Hills Corp.	2,048	109,547
Brookfield Renewable Corp., Class A	2,218	129,975
Clearway Energy, Inc., Class A	1,100	27,170
Clearway Energy, Inc., Class C	2,600	70,096
Genie Energy Ltd., Class B	600	4,800
MGE Energy, Inc.	1,142	71,558
NorthWestern Corp.	1,680	81,715
Ormat Technologies, Inc.	1,300	76,843
Otter Tail Corp.	1,292	46,732
PNM Resources, Inc.	2,610	107,871
Portland General Electric Co.	2,956	104,938
Spark Energy, Inc., Class A	400	3,328
Unitil Corp.	463	17,890
		1,049,090
Electrical Components & Equipment — 0.6%
American Superconductor Corp.*	900	13,032
Belden, Inc.	1,455	45,279
Encore Wire Corp.	671	31,148
EnerSys	1,323	88,800
Graham Corp.	266	3,397
Insteel Industries, Inc.	691	12,922
nLight, Inc.*	1,200	28,176
Novanta, Inc.*	1,100	115,874
Orion Energy Systems, Inc.*	700	5,299
Powell Industries, Inc.	229	5,526
Vicor Corp.*	622	48,348
		397,801
Electronics — 2.1%
Advanced Energy Industries, Inc.*	1,193	75,087
Akoustis Technologies, Inc.*	1,100	8,976
Alarm.com Holdings, Inc.*	1,500	82,875
Allied Motion Technologies, Inc.	200	8,256
API Group Corp.*	4,700	66,881
Applied Optoelectronics, Inc.*	700	7,875
Atkore International Group, Inc.*	1,500	34,095
Badger Meter, Inc.	918	60,010
Bel Fuse, Inc., Class B	269	2,873
Benchmark Electronics, Inc.	1,213	24,442
Brady Corp., Class A	1,457	58,309
Comtech Telecommunications Corp.	852	11,928

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
CyberOptics Corp.*	300	$9,552
Digimarc Corp.*	400	8,932
FARO Technologies, Inc.*	620	37,808
Fitbit, Inc., Class A*	8,000	55,680
Fluidigm Corp.*	2,500	18,575
GoPro, Inc., Class A*	4,600	20,838
II-VI, Inc.*	3,318	134,578
IntriCon Corp.*	200	2,436
Itron, Inc.*	1,300	78,962
Kimball Electronics, Inc.*	933	10,785
Knowles Corp.*	3,052	45,475
Mesa Laboratories, Inc.	141	35,921
Napco Security Technologies, Inc.*	300	7,050
NVE Corp.	109	5,350
OSI Systems, Inc.*	557	43,229
Plexus Corp.*	903	63,779
Sanmina Corp.*	2,126	57,508
SMART Global Holdings, Inc.*	400	10,936
Stoneridge, Inc.*	873	16,037
Transcat, Inc.*	200	5,860
TTM Technologies, Inc.*	3,129	35,702
Turtle Beach Corp.*	500	9,100
Vishay Intertechnology, Inc.	4,300	66,951
Vishay Precision Group, Inc.*	300	7,596
Watts Water Technologies, Inc., Class A	890	89,133
Wrap Technologies, Inc.*	500	3,385
		1,322,765
Energy-Alternate Sources — 1.2%
Clean Energy Fuels Corp.*	4,200	10,416
FuelCell Energy, Inc.*	7,700	16,478
FutureFuel Corp.	800	9,096
Green Plains, Inc.*	1,167	18,065
Maxeon Solar Technologies Ltd.*	287	4,868
Plug Power, Inc.*	10,900	146,169
Renewable Energy Group, Inc.*	1,200	64,104
REX American Resources Corp.*	192	12,597
Sunnova Energy International, Inc.*	1,700	51,697
SunPower Corp.*	2,300	28,773
Sunrun, Inc.*	3,800	292,866
TPI Composites, Inc.*	1,000	28,960
Vivint Solar, Inc.*	1,600	67,760
		751,849
Engineering & Construction — 1.7%
Aegion Corp.*	955	13,494
Arcosa, Inc.	1,600	70,544
Comfort Systems USA, Inc.	1,127	58,052
Concrete Pumping Holdings, Inc.*	1,400	4,998
Construction Partners, Inc., Class A*	700	12,740
Dycom Industries, Inc.*	953	50,337
EMCOR Group, Inc.	1,763	119,373
Exponent, Inc.	1,680	121,010
Fluor Corp.	4,800	42,288
	Number of Shares	Value†

Engineering & Construction — (continued)
Granite Construction, Inc.	1,533	$26,996
Great Lakes Dredge & Dock Corp.*	1,951	18,554
IES Holdings, Inc.*	200	6,354
Iteris, Inc.*	1,200	4,920
KBR, Inc.	4,600	102,856
MasTec, Inc.*	1,864	78,661
Mistras Group, Inc.*	600	2,346
MYR Group, Inc.*	483	17,958
NV5 Global, Inc.*	300	15,831
Primoris Services Corp.	1,490	26,880
Sterling Construction Co.*	1,000	14,160
TopBuild Corp.*	1,063	181,443
Tutor Perini Corp.*	1,397	15,549
WillScot Mobile Mini Holdings Corp.*	5,152	85,935
		1,091,279
Entertainment — 2.0%
Accel Entertainment, Inc.*	1,500	16,065
AMC Entertainment Holdings, Inc., Class A	1,655	7,795
Caesars Entertainment, Inc.*	4,500	252,270
Churchill Downs, Inc.	1,222	200,188
Cinemark Holdings, Inc.	3,700	37,000
Eros STX Global Corp.*	3,200	7,072
Everi Holdings, Inc.*	2,400	19,800
GAN Ltd.*	300	5,070
Golden Entertainment, Inc.*	600	8,298
IMAX Corp.*	1,800	21,528
International Game Technology PLC	3,100	34,503
Liberty Media Corp.-Liberty Braves, Class A*	300	6,264
Liberty Media Corp.-Liberty Braves, Class C*	1,300	27,313
Marriott Vacations Worldwide Corp.	1,322	120,051
Monarch Casino & Resort, Inc.*	385	17,171
Penn National Gaming, Inc.*	4,432	322,206
RCI Hospitality Holdings, Inc.	400	8,160
Red Rock Resorts, Inc., Class A	2,300	39,330
Scientific Games Corp.*	1,900	66,329
SeaWorld Entertainment, Inc.*	1,600	31,552
Twin River Worldwide Holdings, Inc.	550	14,449
		1,262,414
Environmental Control — 0.8%
Advanced Disposal Services, Inc.*	2,300	69,529
Casella Waste Systems, Inc., Class A*	1,500	83,775
CECO Environmental Corp.*	1,309	9,542
Covanta Holding Corp.	4,200	32,550
Energy Recovery, Inc.*	1,100	9,020
Evoqua Water Technologies Corp.*	2,800	59,416
Harsco Corp.*	2,500	34,775
Heritage-Crystal Clean, Inc.*	400	5,340
Montrose Environmental Group, Inc.*	300	7,146
Pure Cycle Corp.*	800	7,208
Sharps Compliance Corp.*	600	3,762

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Environmental Control — (continued)
Tetra Tech, Inc.	1,764	$168,462
US Ecology, Inc.	1,040	33,977
		524,502
Food — 1.3%
B&G Foods, Inc.	2,072	57,539
BellRing Brands, Inc., Class A*	1,300	26,962
Calavo Growers, Inc.	551	36,515
Cal-Maine Foods, Inc.*	1,046	40,135
Healthcare Services Group, Inc.	2,380	51,241
HF Foods Group, Inc.*	1,300	8,593
Hostess Brands, Inc.*	4,000	49,320
Ingles Markets, Inc., Class A	504	19,172
J & J Snack Foods Corp.	485	63,239
John B Sanfilippo & Son, Inc.	300	22,614
Lancaster Colony Corp.	617	110,320
Landec Corp.*	718	6,979
Nathan's Famous, Inc.	100	5,125
Natural Grocers by Vitamin Cottage, Inc.	400	3,944
Performance Food Group Co.*	4,300	148,866
Seneca Foods Corp., Class A*	211	7,539
SpartanNash Co.	1,130	18,476
The Chefs' Warehouse, Inc.*	750	10,905
The Simply Good Foods Co.*	2,700	59,535
Tootsie Roll Industries, Inc.	534	16,501
United Natural Foods, Inc.*	1,900	28,253
Village Super Market, Inc., Class A	268	6,595
Weis Markets, Inc.	366	17,568
		815,936
Forest Products & Paper — 0.2%
Clearwater Paper Corp.*	578	21,929
Domtar Corp.	1,700	44,659
Neenah, Inc.	574	21,508
P.H. Glatfelter Co.	1,359	18,713
Schweitzer-Mauduit International, Inc.	976	29,661
Verso Corp., Class A	1,300	10,257
		146,727
Gas — 1.0%
Brookfield Infrastructure Corp., Class A	1,100	60,929
Chesapeake Utilities Corp.	535	45,101
New Jersey Resources Corp.	3,164	85,491
Northwest Natural Holding Co.	1,050	47,659
ONE Gas, Inc.	1,700	117,317
RGC Resources, Inc.	200	4,690
South Jersey Industries, Inc.	3,180	61,279
Southwest Gas Holdings, Inc.	1,813	114,400
Spire, Inc.	1,656	88,099
		624,965
Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	1,470	86,480
Hurco Cos., Inc.	200	5,680
	Number of Shares	Value†

Hand & Machine Tools — (continued)
Kennametal, Inc.	2,700	$78,138
Luxfer Holdings PLC	1,000	12,550
		182,848
Healthcare Products — 4.2%
Accelerate Diagnostics, Inc.*	951	10,138
Accuray, Inc.*	2,738	6,571
Acutus Medical, Inc.*	300	8,940
Alpha Pro Tech Ltd.*	500	7,390
Alphatec Holdings, Inc.*	1,300	8,632
AngioDynamics, Inc.*	1,158	13,965
Apyx Medical Corp.*	1,400	6,594
AtriCure, Inc.*	1,300	51,870
Atrion Corp.	44	27,544
Avanos Medical, Inc.*	1,600	53,152
Axogen, Inc.*	1,200	13,956
Axonics Modulation Technologies, Inc.*	1,000	51,040
BioLife Solutions, Inc.*	300	8,682
BioSig Technologies, Inc.*	700	3,451
BioTelemetry, Inc.*	1,100	50,138
Cantel Medical Corp.	1,200	52,728
Cardiovascular Systems, Inc.*	1,200	47,220
CareDx, Inc.*	1,400	53,116
Castle Biosciences, Inc.*	300	15,435
Cerus Corp.*	5,300	33,178
Co-Diagnostics, Inc.*	900	12,231
CONMED Corp.	880	69,230
CryoLife, Inc.*	1,199	22,146
Cutera, Inc.*	500	9,485
CytoSorbents Corp.*	1,100	8,773
Electromed, Inc.*	300	3,123
FONAR Corp.*	300	6,264
GenMark Diagnostics, Inc.*	2,100	29,820
Glaukos Corp.*	1,360	67,347
Hanger, Inc.*	1,100	17,402
Inari Medical, Inc.*	200	13,804
InfuSystem Holdings, Inc.*	600	7,692
Inogen, Inc.*	600	17,400
Inspire Medical Systems, Inc.*	800	103,240
Integer Holdings Corp.*	1,093	64,498
Intersect ENT, Inc.*	900	14,679
Invacare Corp.	1,190	8,949
iRadimed Corp.*	200	4,276
iRhythm Technologies, Inc.*	900	214,299
Lantheus Holdings, Inc.*	2,306	29,217
LeMaitre Vascular, Inc.	500	16,265
LivaNova PLC*	1,600	72,336
Luminex Corp.	1,353	35,516
Meridian Bioscience, Inc.*	1,360	23,093
Merit Medical Systems, Inc.*	1,775	77,212
Misonix, Inc.*	300	3,519
NanoString Technologies, Inc.*	1,200	53,640
Natera, Inc.*	2,300	166,152
Natus Medical, Inc.*	1,075	18,415

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Nevro Corp.*	1,103	$153,648
NuVasive, Inc.*	1,706	82,860
Nymox Pharmaceutical Corp.*	1,700	4,182
OraSure Technologies, Inc.*	2,201	26,786
Orthofix Medical, Inc.*	571	17,781
OrthoPediatrics Corp.*	400	18,368
Patterson Cos., Inc.	2,700	65,084
Precision BioSciences, Inc.*	1,200	7,392
Pulse Biosciences, Inc.*	482	5,683
Quanterix Corp.*	700	23,618
Quotient Ltd.*	2,200	11,308
Repro-Med Systems, Inc.*	1,000	7,220
Retractable Technologies, Inc.*	600	3,996
SeaSpine Holdings Corp.*	600	8,580
Shockwave Medical, Inc.*	900	68,220
Sientra, Inc.*	1,000	3,400
Silk Road Medical, Inc.*	900	60,489
STAAR Surgical Co.*	1,500	84,840
Stereotaxis, Inc.*	1,700	6,086
Surgalign Holdings, Inc.*	2,035	3,683
Surmodics, Inc.*	473	18,404
Tactile Systems Technology, Inc.*	600	21,954
Utah Medical Products, Inc.	100	7,987
Varex Imaging Corp.*	1,300	16,536
ViewRay, Inc.*	4,100	14,350
Wright Medical Group N.V.*	4,004	122,282
Zynex, Inc.*	600	10,470
		2,588,970
Healthcare Services — 2.0%
Accolade, Inc.*	300	11,661
Addus HomeCare Corp.*	400	37,804
American Renal Associates Holdings, Inc.*	400	2,760
Apollo Medical Holdings, Inc.*	400	7,176
Brookdale Senior Living, Inc.*	6,200	15,748
Cellular Biomedicine Group, Inc.*	300	5,502
Community Health Systems, Inc.*	2,500	10,550
Fulgent Genetics, Inc.*	300	12,012
Invitae Corp.*	3,700	160,395
LHC Group, Inc.*	976	207,458
Magellan Health, Inc.*	741	56,153
MEDNAX, Inc.*	2,300	37,444
Medpace Holdings, Inc.*	900	100,575
National HealthCare Corp.	406	25,298
OPKO Health, Inc.*	13,001	47,974
Personalis, Inc.*	700	15,169
RadNet, Inc.*	1,300	19,955
Select Medical Holdings Corp.*	3,600	74,952
SI-BONE, Inc.*	800	18,976
Surgery Partners, Inc.*	700	15,330
Tenet Healthcare Corp.*	3,400	83,334
The Ensign Group, Inc.	1,680	95,861
The Joint Corp.*	500	8,695
The Pennant Group, Inc.*	840	32,390
	Number of Shares	Value†

Healthcare Services — (continued)
The Providence Service Corp.*	400	$37,164
Tivity Health, Inc.*	1,489	20,876
Triple-S Management Corp., Class B*	831	14,850
U.S. Physical Therapy, Inc.	407	35,360
Vapotherm, Inc.*	600	17,400
Viemed Healthcare, Inc.*	1,300	11,232
		1,240,054
Home Builders — 1.6%
Beazer Homes USA, Inc.*	924	12,197
Cavco Industries, Inc.*	281	50,667
Century Communities, Inc.*	900	38,097
Forestar Group, Inc.*	460	8,142
Green Brick Partners, Inc.*	600	9,660
Installed Building Products, Inc.*	700	71,225
KB Home	2,800	107,492
LCI Industries	791	84,075
LGI Homes, Inc.*	700	81,319
M/I Homes, Inc.*	936	43,103
MDC Holdings, Inc.	1,637	77,103
Meritage Homes Corp.*	1,190	131,364
Skyline Corp.*	1,800	48,186
Taylor Morrison Home Corp.*	4,100	100,819
TRI Pointe Group, Inc.*	4,200	76,188
Winnebago Industries, Inc.	1,022	52,807
		992,444
Home Furnishings — 0.4%
Daktronics, Inc.	1,209	4,788
Ethan Allen Interiors, Inc.	928	12,565
Hamilton Beach Brands Holding Co., Class A	144	2,801
Hooker Furniture Corp.	300	7,749
iRobot Corp.*	919	69,752
Purple Innovation, Inc.*	500	12,430
Sleep Number Corp.*	872	42,649
Sonos, Inc.*	2,700	40,986
Universal Electronics, Inc.*	500	18,870
VOXX International Corp.*	900	6,921
		219,511
Household Products & Wares — 0.5%
ACCO Brands Corp.	2,893	16,780
Central Garden & Pet Co.*	300	11,979
Central Garden & Pet Co., Class A*	1,302	47,054
Helen of Troy Ltd.*	833	161,202
Quanex Building Products Corp.	1,025	18,901
WD-40 Co.	445	84,243
		340,159
Housewares — 0.1%
Lifetime Brands, Inc.	400	3,780
Tupperware Brands Corp.	1,600	32,256
		36,036

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — 2.7%
Ambac Financial Group, Inc.*	1,500	$19,155
American Equity Investment Life Holding Co.	2,976	65,442
AMERISAFE, Inc.	608	34,875
Argo Group International Holdings Ltd.	1,132	38,975
BRP Group, Inc., Class A*	1,000	24,910
Citizens, Inc.*	1,466	8,122
CNO Financial Group, Inc.	4,693	75,276
Crawford & Co., Class A	700	4,578
Donegal Group, Inc., Class A	283	3,982
eHealth, Inc.*	820	64,780
Employers Holdings, Inc.	982	29,706
Enstar Group Ltd.*	397	64,115
Essent Group Ltd.	3,600	133,236
FBL Financial Group, Inc., Class A	327	15,761
FedNat Holding Co.	500	3,160
Genworth Financial, Inc., Class A*	15,900	53,265
Goosehead Insurance, Inc., Class A	400	34,636
Greenlight Capital Re Ltd., Class A*	1,128	7,591
HCI Group, Inc.	200	9,858
Heritage Insurance Holdings, Inc.	800	8,096
Horace Mann Educators Corp.	1,380	46,092
Independence Holding Co.	100	3,771
Investors Title Co.	39	5,072
James River Group Holdings Ltd.	1,000	44,530
Kinsale Capital Group, Inc.	674	128,181
MBIA, Inc.*	2,100	12,726
National General Holdings Corp.	2,200	74,250
National Western Life Group, Inc., Class A	74	13,525
NI Holdings, Inc.*	200	3,378
NMI Holdings, Inc., Class A*	2,600	46,280
Palomar Holdings, Inc.*	600	62,544
ProAssurance Corp.	1,900	29,716
ProSight Global, Inc.*	400	4,536
Protective Insurance Corp., Class B	325	4,267
Radian Group, Inc.	6,103	89,165
RLI Corp.	1,296	108,514
Safety Insurance Group, Inc.	482	33,301
Selective Insurance Group, Inc.	1,875	96,544
Selectquote, Inc.*	1,000	20,250
State Auto Financial Corp.	576	7,926
Stewart Information Services Corp.	808	35,334
Third Point Reinsurance Ltd.*	2,400	16,680
Tiptree, Inc.	1,100	5,445
Trupanion, Inc.*	1,000	78,900
United Fire Group, Inc.	680	13,818
United Insurance Holdings Corp.	800	4,848
Universal Insurance Holdings, Inc.	1,051	14,546
Watford Holdings Ltd.*	500	11,470
		1,715,128
Internet — 2.1%
1-800-Flowers.com, Inc., Class A*	737	18,381
	Number of Shares	Value†

Internet — (continued)
Boingo Wireless, Inc.*	1,400	$14,273
Cargurus, Inc.*	2,800	60,564
CarParts.com, Inc.*	800	8,648
Cars.com, Inc.*	2,300	18,584
ChannelAdvisor Corp.*	900	13,023
Cogent Communications Holdings, Inc.	1,419	85,211
comScore, Inc.*	1,900	3,876
DHI Group, Inc.*	2,100	4,746
Endurance International Group Holdings, Inc.*	2,000	11,480
ePlus, Inc.*	430	31,476
Eventbrite, Inc., Class A*	2,300	24,955
EverQuote, Inc., Class A*	500	19,320
Groupon, Inc.*	750	15,300
HealthStream, Inc.*	900	18,063
Lands' End, Inc.*	300	3,909
Limelight Networks, Inc.*	4,172	24,031
Liquidity Services, Inc.*	1,035	7,721
LiveXLive Media, Inc.*	1,500	3,893
Magnite, Inc.*	3,306	22,960
Mimecast Ltd.*	1,900	89,148
NIC, Inc.	2,129	41,941
Overstock.com, Inc.*	1,300	94,445
Perficient, Inc.*	1,045	44,663
Q2 Holdings, Inc.*	1,600	146,016
QuinStreet, Inc.*	1,615	25,582
Shutterstock, Inc.	600	31,224
Stamps.com, Inc.*	548	132,041
Stitch Fix, Inc., Class A*	1,900	51,547
TechTarget, Inc.*	800	35,168
The RealReal, Inc.*	1,900	27,493
TrueCar, Inc.*	3,500	17,500
Tucows, Inc., Class A*	300	20,670
Upwork, Inc.*	2,900	50,576
VirnetX Holding Corp.	2,283	12,031
Yelp, Inc.*	2,400	48,216
Zix Corp.*	1,848	10,792
		1,289,467
Investment Companies — 0.0%
Grid Dynamics Holdings, Inc.*	900	6,957
PDL Community Bancorp*	400	3,528
Rafael Holdings, Inc., Class B*	400	6,200
		16,685
Iron & Steel — 0.5%
Allegheny Technologies, Inc.*	4,100	35,752
Carpenter Technology Corp.	1,500	27,240
Cleveland-Cliffs, Inc.	12,780	82,048
Commercial Metals Co.	3,900	77,922
Schnitzer Steel Industries, Inc., Class A	900	17,307
United States Steel Corp.	6,900	50,646
		290,915

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Leisure Time — 0.6%
Acushnet Holdings Corp.	1,100	$36,971
Callaway Golf Co.	3,146	60,215
Camping World Holdings, Inc., Class A	1,000	29,750
Clarus Corp.	702	9,912
Escalade, Inc.	200	3,658
Johnson Outdoors, Inc., Class A	200	16,378
Liberty TripAdvisor Holdings, Inc., Class A*	2,400	4,152
Lindblad Expeditions Holdings, Inc.*	700	5,957
Malibu Boats, Inc., Class A*	700	34,692
Marine Products Corp.	88	1,376
MasterCraft Boat Holdings, Inc.*	500	8,745
Nautilus, Inc.*	1,100	18,876
OneSpaWorld Holdings Ltd.	1,600	10,400
OneWater Marine, Inc., Class A*	200	4,098
Vista Outdoor, Inc.*	1,800	36,324
YETI Holdings, Inc.*	2,500	113,300
		394,804
Lodging — 0.3%
BBX Capital Corp.	500	6,695
Bluegreen Vacations Corp.	400	1,960
Boyd Gaming Corp.	2,666	81,820
Century Casinos, Inc.*	1,100	6,028
Hilton Grand Vacations, Inc.*	2,700	56,646
Target Hospitality Corp.*	1,300	1,586
The Marcus Corp.	733	5,666
		160,401
Machinery — Construction & Mining — 0.3%
Argan, Inc.	536	22,464
Astec Industries, Inc.	698	37,866
Bloom Energy Corp., Class A*	2,800	50,316
Hyster-Yale Materials Handling, Inc.	344	12,780
Terex Corp.	2,100	40,656
The Manitowoc Co., Inc.*	1,025	8,620
		172,702
Machinery — Diversified — 1.2%
Alamo Group, Inc.	317	34,246
Albany International Corp., Class A	1,032	51,094
Altra Industrial Motion Corp.	2,103	77,748
Applied Industrial Technologies, Inc.	1,282	70,638
Cactus, Inc., Class A	1,600	30,704
Chart Industries, Inc.*	1,177	82,708
CIRCOR International, Inc.*	635	17,367
Columbus McKinnon Corp.	785	25,984
CSW Industrials, Inc.	400	30,900
DXP Enterprises, Inc.*	522	8,420
Gencor Industries, Inc.*	500	5,515
Ichor Holdings Ltd.*	700	15,099
Intevac, Inc.*	1,000	5,510
Kadant, Inc.	359	39,354
Lindsay Corp.	355	34,321
Mueller Water Products, Inc., Class A	5,192	53,945
	Number of Shares	Value†

Machinery — Diversified — (continued)
NN, Inc.	1,600	$8,256
Ranpak Holdings Corp.*	1,100	10,472
SPX FLOW, Inc.*	1,400	59,948
Tennant Co.	636	38,389
The Gorman-Rupp Co.	551	16,232
Welbilt, Inc.*	4,200	25,872
		742,722
Media — 0.6%
AMC Networks, Inc., Class A*	1,200	29,652
Central European Media Enterprises Ltd., Class A*	3,100	12,989
Entercom Communications Corp., Class A	4,100	6,601
Entravision Communications Corp., Class A	2,800	4,256
Gannett Co., Inc.	4,253	5,529
Gray Television, Inc.*	2,900	39,933
Hemisphere Media Group, Inc.*	400	3,476
Houghton Mifflin Harcourt Co.*	3,100	5,363
iHeartMedia, Inc., Class A*	2,100	17,052
Liberty Latin America Ltd., Class A*	1,400	11,550
Liberty Latin America Ltd., Class C*	5,452	44,379
Meredith Corp.	1,200	15,744
MSG Networks, Inc., Class A*	1,400	13,398
Saga Communications, Inc., Class A	133	2,644
Scholastic Corp.	956	20,066
Sinclair Broadcast Group, Inc., Class A	1,400	26,922
TEGNA, Inc.	7,200	84,600
The E.W. Scripps Co., Class A	1,929	22,068
Tribune Publishing Co.	700	8,162
WideOpenWest, Inc.*	2,000	10,380
		384,764
Metal Fabricate/Hardware — 0.9%
Advanced Drainage Systems, Inc.	1,800	112,392
AZZ, Inc.	876	29,889
Helios Technologies, Inc.	959	34,908
L.B. Foster Co., Class A*	400	5,368
Lawson Products, Inc.*	100	4,103
Mueller Industries, Inc.	1,888	51,089
Northwest Pipe Co.*	300	7,938
Olympic Steel, Inc.	231	2,624
Omega Flex, Inc.	59	9,247
Park-Ohio Holdings Corp.	200	3,214
RBC Bearings, Inc.*	807	97,816
Rexnord Corp.	3,900	116,376
Ryerson Holding Corp.*	400	2,292
Standex International Corp.	400	23,680
The Eastern Co.	100	1,952
TimkenSteel Corp.*	1,400	4,970
Tredegar Corp.	761	11,316
Worthington Industries, Inc.	1,184	48,284
		567,458

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Mining — 0.9%
Alcoa Corp.*	6,000	$69,780
Arconic Corp.*	3,200	60,960
Caledonia Mining Corp. PLC	300	5,097
Century Aluminum Co.*	1,754	12,489
Coeur Mining, Inc.*	8,028	59,247
Compass Minerals International, Inc.	1,100	65,285
Energy Fuels, Inc.*	2,800	4,704
Ferroglobe Representation & Warranty Insurance Trust Units(1),*	2,414	0
Gold Resource Corp.	2,400	8,184
Hecla Mining Co.	17,191	87,330
Kaiser Aluminum Corp.	516	27,652
Livent Corp.*	4,600	41,262
Novagold Resources, Inc.*	7,700	91,553
United States Lime & Minerals, Inc.	29	2,613
Uranium Energy Corp.*	5,300	5,283
		541,439
Miscellaneous Manufacturing — 1.2%
American Outdoor Brands, Inc.*	469	6,111
Chase Corp.	251	23,945
Enerpac Tool Group Corp.	1,706	32,090
EnPro Industries, Inc.	717	40,446
ESCO Technologies, Inc.	834	67,187
Fabrinet*	1,200	75,636
Federal Signal Corp.	1,943	56,833
Haynes International, Inc.	364	6,221
Hillenbrand, Inc.	2,444	69,312
John Bean Technologies Corp.	1,020	93,728
Lydall, Inc.*	600	9,924
Materion Corp.	657	34,183
Myers Industries, Inc.	1,125	14,884
NL Industries, Inc.	90	382
Proto Labs, Inc.*	856	110,852
Raven Industries, Inc.	1,146	24,662
Smith & Wesson Brands, Inc.	1,879	29,162
Sturm Ruger & Co., Inc.	519	31,742
Trinseo S.A.	1,300	33,332
		760,632
Office & Business Equipment — 0.0%
Pitney Bowes, Inc.	5,500	29,205
Office Furnishings — 0.3%
Herman Miller, Inc.	1,932	58,269
HNI Corp.	1,443	45,281
Interface, Inc.	1,995	12,209
Kimball International, Inc., Class B	1,244	13,112
Knoll, Inc.	1,553	18,729
Steelcase, Inc., Class A	2,831	28,622
		176,222
Oil & Gas — 1.1%
Antero Resources Corp.*	8,600	23,650
Berry Corp.	2,100	6,657
Bonanza Creek Energy, Inc.*	700	13,160
	Number of Shares	Value†

Oil & Gas — (continued)
Brigham Minerals, Inc., Class A	1,100	$9,812
CNX Resources Corp.*	6,000	56,640
Cobalt International Energy, Inc.(1)	1	0
Comstock Resources, Inc.*	800	3,504
Contango Oil & Gas Co.*	3,400	4,556
CVR Energy, Inc.	1,000	12,380
Delek US Holdings, Inc.	2,179	24,252
Earthstone Energy, Inc., Class A*	700	1,813
Evolution Petroleum Corp.	1,200	2,688
Falcon Minerals Corp.	1,500	3,660
Goodrich Petroleum Corp.*	500	3,845
Gulfport Energy Corp.*	5,800	3,057
Kosmos Energy Ltd.	14,200	13,854
Magnolia Oil & Gas Corp., Class A*	4,400	22,748
Matador Resources Co.*	3,500	28,910
Montage Resources Corp.*	993	4,359
Murphy USA, Inc.*	902	115,700
Nabors Industries Ltd.	218	5,328
Ovintiv, Inc.	8,500	69,360
Par Pacific Holdings, Inc.*	1,218	8,246
Patterson-UTI Energy, Inc.	6,500	18,525
PBF Energy, Inc., Class A	3,400	19,346
PDC Energy, Inc.*	3,155	39,106
Penn Virginia Corp.*	400	3,940
ProPetro Holding Corp.*	2,800	11,368
Range Resources Corp.	6,800	45,016
SM Energy Co.	3,700	5,883
Southwestern Energy Co.*	17,700	41,595
Talos Energy, Inc.*	600	3,870
Tellurian, Inc.*	3,400	2,709
Transocean Ltd.*	20,300	16,380
Trecora Resources*	1,000	6,140
W&T Offshore, Inc.*	3,543	6,377
Whiting Petroleum Corp.*	52	899
		659,333
Oil & Gas Services — 0.4%
Archrock, Inc.	4,200	22,596
ChampionX Corp.*	5,900	47,141
DMC Global, Inc.	500	16,470
Dril-Quip, Inc.*	1,200	29,712
Exterran Corp.*	1,000	4,160
Frank's International N.V.*	3,900	6,006
Helix Energy Solutions Group, Inc.*	4,501	10,847
Liberty Oilfield Services, Inc., Class A	2,000	15,980
Matrix Service Co.*	987	8,242
MRC Global, Inc.*	2,400	10,272
National Energy Services Reunited Corp.*	1,000	6,380
Newpark Resources, Inc.*	2,712	2,848
NexTier Oilfield Solutions, Inc.*	4,991	9,233
NOW, Inc.*	3,600	16,344
Oceaneering International, Inc.*	3,300	11,616
Oil States International, Inc.*	2,000	5,460
RPC, Inc.*	2,200	5,808

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas Services — (continued)
Select Energy Services, Inc., Class A*	2,100	$8,064
Solaris Oilfield Infrastructure, Inc., Class A	1,100	6,974
Thermon Group Holdings, Inc.*	1,100	12,353
US Silica Holdings, Inc.	2,600	7,800
		264,306
Packaging and Containers — 0.3%
Greif, Inc., Class A	900	32,589
Greif, Inc., Class B	200	7,896
Matthews International Corp., Class A	1,005	22,472
O-I Glass, Inc.	5,000	52,950
TriMas Corp.*	1,495	34,086
UFP Technologies, Inc.*	200	8,284
		158,277
Pharmaceuticals — 4.1%
89bio, Inc.*	100	2,566
AcelRx Pharmaceuticals, Inc.*	3,300	4,686
AdaptHealth Corp.*	800	17,448
Aeglea BioTherapeutics, Inc.*	1,500	10,635
Aerie Pharmaceuticals, Inc.*	1,100	12,947
Agile Therapeutics, Inc.*	2,700	8,208
Aimmune Therapeutics, Inc.*	1,500	51,675
Akcea Therapeutics, Inc.*	400	7,256
Akebia Therapeutics, Inc.*	4,510	11,320
Alector, Inc.*	1,600	16,856
Allovir, Inc.*	500	13,750
Amneal Pharmaceuticals, Inc.*	2,937	11,396
Amphastar Pharmaceuticals, Inc.*	1,100	20,625
Anika Therapeutics, Inc.*	400	14,156
Antares Pharma, Inc.*	5,600	15,120
Aquestive Therapeutics, Inc.*	900	4,370
Arvinas, Inc.*	1,000	23,610
Athenex, Inc.*	1,900	22,990
Axsome Therapeutics, Inc.*	900	64,125
Beyond Air, Inc.*	600	3,114
Beyondspring, Inc.*	400	5,324
BioDelivery Sciences International, Inc.*	3,100	11,563
BioSpecifics Technologies Corp.*	200	10,566
Bioxcel Therapeutics, Inc.*	300	13,008
Calyxt, Inc.*	300	1,647
Catalyst Biosciences, Inc.*	800	3,440
Catalyst Pharmaceuticals, Inc.*	2,800	8,316
Chiasma, Inc.*	1,100	4,730
Chimerix, Inc.*	1,700	4,233
Cidara Therapeutics, Inc.*	1,400	3,990
Clovis Oncology, Inc.*	2,600	15,158
Coherus Biosciences, Inc.*	2,000	36,680
Collegium Pharmaceutical, Inc.*	1,000	20,820
Concert Pharmaceuticals, Inc.*	900	8,838
Corbus Pharmaceuticals Holdings, Inc.*	2,500	4,500
Corcept Therapeutics, Inc.*	3,100	53,955
	Number of Shares	Value†

Pharmaceuticals — (continued)
CorMedix, Inc.*	1,000	$6,030
Covetrus, Inc.*	3,200	78,080
Cyclerion Therapeutics, Inc.*	976	5,934
Cytokinetics, Inc.*	1,800	38,970
Durect Corp.*	7,200	12,312
Eagle Pharmaceuticals, Inc.*	400	16,992
Eidos Therapeutics, Inc.*	400	20,212
Eloxx Pharmaceuticals, Inc.*	800	2,104
Enanta Pharmaceuticals, Inc.*	600	27,468
Endo International PLC*	7,600	25,080
Eton Pharmaceuticals, Inc.*	700	5,530
Evofem Biosciences, Inc.*	1,161	2,740
Fennec Pharmaceuticals, Inc.*	900	5,454
Flexion Therapeutics, Inc.*	1,200	12,492
Fortress Biotech, Inc.*	2,400	9,696
Fulcrum Therapeutics, Inc.*	400	3,172
G1 Therapeutics, Inc.*	1,200	13,860
Galectin Therapeutics, Inc.*	1,400	3,738
Gritstone Oncology, Inc.*	1,000	2,650
Harpoon Therapeutics, Inc.*	200	3,398
Harrow Health, Inc.*	1,000	5,590
Heron Therapeutics, Inc.*	3,000	44,460
Heska Corp.*	216	21,339
Hookipa Pharma, Inc.*	500	4,735
Ideaya Biosciences, Inc.*	500	6,280
IMARA, Inc.*	200	4,068
Intellia Therapeutics, Inc.*	1,500	29,820
Intra-Cellular Therapies, Inc.*	2,100	53,886
Ironwood Pharmaceuticals, Inc.*	4,961	44,624
Jounce Therapeutics, Inc.*	400	3,264
Kadmon Holdings, Inc.*	5,800	22,736
Kala Pharmaceuticals, Inc.*	1,400	10,500
KalVista Pharmaceuticals, Inc.*	500	6,295
Kura Oncology, Inc.*	1,700	52,088
La Jolla Pharmaceutical Co.*	700	2,821
Lannett Co., Inc.*	997	6,092
Lifevantage Corp.*	600	7,242
Madrigal Pharmaceuticals, Inc.*	304	36,094
Mallinckrodt PLC*	2,800	2,725
MannKind Corp.*	7,801	14,666
Marinus Pharmaceuticals, Inc.*	875	11,244
MediciNova, Inc.*	1,400	7,336
Minerva Neurosciences, Inc.*	800	2,544
Mirum Pharmaceuticals, Inc.*	100	1,927
Momenta Pharmaceuticals, Inc.*	3,782	198,479
Morphic Holding, Inc.*	500	13,670
MyoKardia, Inc.*	1,636	223,036
Nature's Sunshine Products, Inc.*	200	2,314
Neogen Corp.*	1,669	130,599
Neoleukin Therapeutics, Inc.*	1,100	13,200
Neubase Therapeutics, Inc.*	700	5,313
Ocular Therapeutix, Inc.*	1,600	12,176
Odonate Therapeutics, Inc.*	400	5,372
Optinose, Inc.*	1,200	4,680

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Option Care Health, Inc.*	1,102	$14,734
ORIC Pharmaceuticals, Inc.*	300	7,503
Owens & Minor, Inc.	1,876	47,106
Pacira BioSciences, Inc.*	1,400	84,168
Paratek Pharmaceuticals, Inc.*	900	4,869
Passage Bio, Inc.*	500	6,555
PhaseBio Pharmaceuticals, Inc.*	600	2,106
Phibro Animal Health Corp., Class A	700	12,180
Prestige Consumer Healthcare, Inc.*	1,672	60,894
Protagonist Therapeutics, Inc.*	800	15,640
Recro Pharma, Inc.*	500	1,050
Relmada Therapeutics, Inc.*	500	18,810
Revance Therapeutics, Inc.*	2,000	50,280
Rhythm Pharmaceuticals, Inc.*	1,100	23,837
Rockwell Medical, Inc.*	1,800	1,926
Seres Therapeutics, Inc.*	1,700	48,127
SIGA Technologies, Inc.*	2,000	13,740
Spectrum Pharmaceuticals, Inc.*	3,614	14,745
Spero Therapeutics, Inc.*	460	5,134
Supernus Pharmaceuticals, Inc.*	1,700	35,428
Syros Pharmaceuticals, Inc.*	1,400	12,376
TG Therapeutics, Inc.*	3,300	88,308
TherapeuticsMD, Inc.*	7,200	11,376
Tricida, Inc.*	1,000	9,060
UroGen Pharma Ltd.*	700	13,503
USANA Health Sciences, Inc.*	348	25,630
Vanda Pharmaceuticals, Inc.*	1,841	17,784
Vaxcyte, Inc.*	600	29,628
Verrica Pharmaceuticals, Inc.*	600	4,644
Voyager Therapeutics, Inc.*	900	9,603
Xeris Pharmaceuticals, Inc.*	800	4,744
Zogenix, Inc.*	1,875	33,619
		2,579,855
Real Estate — 0.8%
CTO Realty Growth, Inc.	124	5,468
Cushman & Wakefield PLC*	3,500	36,785
eXp World Holdings, Inc.*	700	28,238
FRP Holdings, Inc.*	269	11,209
Griffin Industrial Realty, Inc.	100	5,345
Kennedy-Wilson Holdings, Inc.	3,981	57,804
Legacy Housing Corp.*	300	4,104
Marcus & Millichap, Inc.*	800	22,016
Maui Land & Pineapple Co., Inc.*	400	4,328
McGrath RentCorp	753	44,871
Newmark Group, Inc., Class A	4,700	20,304
RE/MAX Holdings, Inc., Class A	600	19,638
Realogy Holdings Corp.	3,500	33,040
Redfin Corp.*	3,100	154,783
Stratus Properties, Inc.*	100	2,156
The RMR Group, Inc., Class A	467	12,829
The St. Joe Co.*	1,200	24,756
		487,674
	Number of Shares	Value†

Retail — 5.2%
Abercrombie & Fitch Co., Class A	2,200	$30,646
American Eagle Outfitters, Inc.	4,800	71,088
America's Car-Mart, Inc.*	180	15,278
Asbury Automotive Group, Inc.*	618	60,224
Aspen Aerogels, Inc.*	900	9,855
At Home Group, Inc.*	1,700	25,262
Beacon Roofing Supply, Inc.*	1,781	55,336
Bed Bath & Beyond, Inc.	4,000	59,920
Big Lots, Inc.	1,300	57,980
Biglari Holdings, Inc., Class B*	40	3,560
BJ's Restaurants, Inc.	620	18,253
BJ's Wholesale Club Holdings, Inc.*	4,400	182,820
Bloomin' Brands, Inc.	2,900	44,283
BMC Stock Holdings, Inc.*	2,200	94,226
Boot Barn Holdings, Inc.*	900	25,326
Brinker International, Inc.	1,500	64,080
Caleres, Inc.	1,354	12,944
Cannae Holdings, Inc.*	2,800	104,328
Carrols Restaurant Group, Inc.*	1,113	7,179
Chico's FAS, Inc.	4,000	3,890
Chuy's Holdings, Inc.*	600	11,748
Citi Trends, Inc.	303	7,569
Conn's, Inc.*	704	7,448
Cracker Barrel Old Country Store, Inc.	782	89,664
Dave & Buster's Entertainment, Inc.	1,600	24,256
Del Taco Restaurants, Inc.*	1,100	9,020
Denny's Corp.*	1,952	19,520
Designer Brands, Inc., Class A	1,900	10,317
Dillard's, Inc., Class A	300	10,956
Dine Brands Global, Inc.	471	25,712
Duluth Holdings, Inc., Class B*	200	2,444
El Pollo Loco Holdings, Inc.*	600	9,720
Express, Inc.*	1,654	1,009
Fiesta Restaurant Group, Inc.*	413	3,870
FirstCash, Inc.	1,339	76,604
Foundation Building Materials, Inc.*	500	7,860
Freshpet, Inc.*	1,200	133,980
Gaia, Inc.*	400	3,932
GameStop Corp., Class A*	2,100	21,420
Genesco, Inc.*	495	10,662
GMS, Inc.*	1,400	33,740
Group 1 Automotive, Inc.	507	44,814
GrowGeneration Corp.*	1,100	17,578
Guess?, Inc.	1,500	17,430
Haverty Furniture Cos., Inc.	550	11,517
Hibbett Sports, Inc.*	555	21,767
Hudson Ltd., Class A*	1,200	9,120
Jack in the Box, Inc.	714	56,627
La-Z-Boy, Inc.	1,362	43,080
Lithia Motors, Inc., Class A	733	167,080
Lumber Liquidators Holdings, Inc.*	1,033	22,778
Macy's, Inc.	9,900	56,430
MarineMax, Inc.*	700	17,969
Movado Group, Inc.	460	4,572

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
National Vision Holdings, Inc.*	2,600	$99,424
Noodles & Co.*	1,200	8,244
OptimizeRx Corp.*	500	10,425
Papa John's International, Inc.	1,010	83,103
PC Connection, Inc.	365	14,987
PetIQ, Inc.*	700	23,044
PetMed Express, Inc.	613	19,383
PriceSmart, Inc.	731	48,575
Red Robin Gourmet Burgers, Inc.*	420	5,527
Regis Corp.*	732	4,495
RH*	500	191,310
Rite Aid Corp.*	1,910	18,126
Rush Enterprises, Inc., Class A	935	47,255
Rush Enterprises, Inc., Class B	100	4,430
Ruth's Hospitality Group, Inc.	895	9,899
Sally Beauty Holdings, Inc.*	3,800	33,022
Shake Shack, Inc., Class A*	1,100	70,928
Shoe Carnival, Inc.	258	8,664
Signet Jewelers Ltd.	1,700	31,790
Sonic Automotive, Inc., Class A	734	29,477
Sportsman's Warehouse Holdings, Inc.*	1,300	18,603
Texas Roadhouse, Inc.	2,170	131,914
The Buckle, Inc.	849	17,311
The Cato Corp., Class A	704	5,505
The Cheesecake Factory, Inc.	1,316	36,506
The Children's Place, Inc.	494	14,005
The Container Store Group, Inc.*	600	3,726
The Lovesac Co.*	200	5,542
The Michaels Cos, Inc.*	2,200	21,241
The ODP Corp.	1,770	34,427
Tilly's, Inc., Class A	800	4,824
Vera Bradley, Inc.*	800	4,888
Waitr Holdings, Inc.*	2,000	6,440
Wingstop, Inc.	900	122,985
Winmark Corp.	106	18,251
World Fuel Services Corp.	2,000	42,380
Zumiez, Inc.*	703	19,558
		3,228,905
Savings & Loans — 0.9%
Axos Financial, Inc.*	2,000	46,620
Banc of California, Inc.	1,300	13,156
BankFinancial Corp.	609	4,397
Berkshire Hills Bancorp, Inc.	1,542	15,590
Brookline Bancorp, Inc.	2,522	21,803
Capitol Federal Financial, Inc.	4,400	40,766
Community Bankers Trust Corp.	600	3,048
Dime Community Bancshares, Inc.	930	10,518
Eagle Bancorp Montana, Inc.	300	5,286
ESSA Bancorp, Inc.	200	2,466
First Capital, Inc.	100	5,605
Flushing Financial Corp.	838	8,816
FS Bancorp, Inc.	100	4,100
Greene County Bancorp, Inc.	200	4,338
	Number of Shares	Value†

Savings & Loans — (continued)
Home Bancorp, Inc.	300	$7,245
HomeTrust Bancshares, Inc.	500	6,790
Investors Bancorp, Inc.	7,255	52,671
Meridian Bancorp, Inc.	1,474	15,256
Northfield Bancorp, Inc.	1,293	11,792
Northwest Bancshares, Inc.	3,955	36,386
OceanFirst Financial Corp.	1,910	26,148
Pacific Premier Bancorp, Inc.	2,546	51,276
Provident Financial Holdings, Inc.	300	3,570
Provident Financial Services, Inc.	2,474	30,183
Prudential Bancorp, Inc.	400	4,216
Riverview Bancorp, Inc.	500	2,075
Southern Missouri Bancorp, Inc.	300	7,074
Territorial Bancorp, Inc.	243	4,916
The Hingham Institution for Savings	43	7,912
Timberland Bancorp, Inc.	300	5,400
Washington Federal, Inc.	2,500	52,150
Waterstone Financial, Inc.	800	12,392
WSFS Financial Corp.	1,706	46,011
		569,972
Semiconductors — 2.4%
Alpha & Omega Semiconductor Ltd.*	600	7,692
Ambarella, Inc.*	1,100	57,398
Amkor Technology, Inc.*	3,111	34,843
Atomera, Inc.*	600	6,270
Axcelis Technologies, Inc.*	1,025	22,550
AXT, Inc.*	1,500	9,180
Brooks Automation, Inc.	2,377	109,960
Cabot Microelectronics Corp.	954	136,241
CEVA, Inc.*	671	26,417
Cohu, Inc.	1,424	24,464
CTS Corp.	1,063	23,418
Diodes, Inc.*	1,399	78,974
DSP Group, Inc.*	800	10,544
FormFactor, Inc.*	2,429	60,555
GSI Technology, Inc.*	700	3,948
Impinj, Inc.*	500	13,175
Intellicheck, Inc.*	700	4,669
Lattice Semiconductor Corp.*	4,424	128,119
MACOM Technology Solutions Holdings, Inc.*	1,522	51,763
MaxLinear, Inc.*	2,243	52,127
Onto Innovation, Inc.*	1,547	46,070
Photronics, Inc.*	2,092	20,836
Pixelworks, Inc.*	1,600	3,280
Power Integrations, Inc.	1,932	107,033
Rambus, Inc.*	3,823	52,337
Semtech Corp.*	2,109	111,693
Silicon Laboratories, Inc.*	1,425	139,436
SiTime Corp.*	200	16,806
Synaptics, Inc.*	1,116	89,749

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Ultra Clean Holdings, Inc.*	1,300	$27,898
Veeco Instruments, Inc.*	1,654	19,302
		1,496,747
Software — 5.5%
1Life Healthcare, Inc.*	2,500	70,900
8X8, Inc.*	3,400	52,870
ACI Worldwide, Inc.*	3,727	97,387
Agilysys, Inc.*	576	13,916
Allscripts Healthcare Solutions, Inc.*	5,100	41,514
Altair Engineering, Inc., Class A*	1,400	58,772
American Software, Inc., Class A	893	12,538
Appfolio, Inc., Class A*	547	77,570
Appian Corp.*	1,100	71,225
Asure Software, Inc.*	600	4,530
Avaya Holdings Corp.*	2,600	39,520
Avid Technology, Inc.*	1,100	9,416
Bandwidth, Inc., Class A*	612	106,837
Benefitfocus, Inc.*	900	10,080
Blackbaud, Inc.	1,550	86,536
Blackline, Inc.*	1,600	143,408
Bottomline Technologies, Inc.*	1,445	60,921
Box, Inc., Class A*	4,400	76,384
Brightcove, Inc.*	1,200	12,288
Cardlytics, Inc.*	800	56,456
Cerence, Inc.*	1,200	58,644
Cloudera, Inc.*	6,493	70,709
CommVault Systems, Inc.*	1,348	54,998
Computer Programs and Systems, Inc.	447	12,342
Cornerstone OnDemand, Inc.*	2,000	72,720
CSG Systems International, Inc.	1,081	44,267
Daily Journal Corp.*	41	9,922
Digi International, Inc.*	857	13,395
Digital Turbine Inc*	2,700	88,398
Domo, Inc., Class B*	900	34,497
Donnelley Financial Solutions, Inc.*	1,000	13,360
Ebix, Inc.	936	19,282
eGain Corp.*	500	7,085
Envestnet, Inc.*	1,713	132,175
Evolent Health, Inc., Class A*	2,400	29,784
Glu Mobile, Inc.*	4,500	34,537
GTY Technology Holdings, Inc.*	1,200	3,180
Health Catalyst, Inc.*	1,100	40,260
Immersion Corp.*	842	5,936
Inovalon Holdings, Inc., Class A*	2,300	60,835
Intelligent Systems Corp.*	200	7,796
J2 Global, Inc.*	1,474	102,030
LivePerson, Inc.*	2,025	105,280
ManTech International Corp., Class A	839	57,790
MicroStrategy, Inc., Class A*	259	38,995
MobileIron, Inc.*	3,500	24,535
Model N, Inc.*	1,100	38,808
NantHealth, Inc.*	1,200	2,808
NextGen Healthcare, Inc.*	1,804	22,983
Omnicell, Inc.*	1,335	99,671
	Number of Shares	Value†

Software — (continued)
Ontrak, Inc.*	300	$18,000
PDF Solutions, Inc.*	1,000	18,710
Phreesia, Inc.*	900	28,917
Progress Software Corp.	1,526	55,974
PROS Holdings, Inc.*	1,317	42,065
QAD, Inc., Class A	392	16,542
Red Violet, Inc.*	300	5,538
Rosetta Stone, Inc.*	700	20,986
Sailpoint Technologies Holdings, Inc.*	2,900	114,753
Sapiens International Corp. N.V.	900	27,522
Schrodinger, Inc.*	900	42,759
Simulations Plus, Inc.	400	30,144
Smith Micro Software, Inc.*	1,400	5,222
Sprout Social, Inc., Class A*	800	30,800
SPS Commerce, Inc.*	1,147	89,317
SVMK, Inc.*	3,900	86,229
Synchronoss Technologies, Inc.*	1,500	4,515
Tabula Rasa HealthCare, Inc.*	700	28,539
Upland Software, Inc.*	800	30,160
Verint Systems, Inc.*	2,095	100,937
Veritone, Inc.*	800	7,328
Verra Mobility Corp.*	4,500	43,470
Workiva, Inc.*	1,300	72,488
Xperi Holding Corp.	3,453	39,675
Yext, Inc.*	3,200	48,576
Zuora, Inc., Class A*	3,400	35,156
		3,454,412
Telecommunications — 1.5%
A10 Networks, Inc.*	1,900	12,103
Acacia Communications, Inc.*	1,200	80,880
ADTRAN, Inc.	1,705	17,485
Alaska Communications Systems Group, Inc.	2,200	4,400
Anterix, Inc.*	400	13,084
ATN International, Inc.	398	19,956
CalAmp Corp.*	1,000	7,190
Calix, Inc.*	1,487	26,439
Casa Systems, Inc.*	1,200	4,836
Cincinnati Bell, Inc.*	1,682	25,230
Clearfield, Inc.*	400	8,068
Consolidated Communications Holdings, Inc.*	2,571	14,629
DZS, Inc.*	600	5,622
Extreme Networks, Inc.*	4,147	16,671
Gogo, Inc.*	1,700	15,708
GTT Communications, Inc.*	1,000	5,160
Harmonic, Inc.*	2,870	16,015
HC2 Holdings, Inc.*	1,800	4,356
IDT Corp., Class B*	700	4,606
Infinera Corp.*	5,494	33,843
Inseego Corp.*	2,400	24,768
InterDigital, Inc.	994	56,718
Iridium Communications, Inc.*	3,800	97,204
KVH Industries, Inc.*	354	3,189

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
Loral Space & Communications, Inc.	446	$8,162
Luna Innovations, Inc.*	1,200	7,176
Maxar Technologies, Inc.	1,900	47,386
NeoPhotonics Corp.*	1,800	10,962
NETGEAR, Inc.*	1,029	31,714
Ooma, Inc.*	700	9,135
ORBCOMM, Inc.*	2,700	9,180
PCTEL, Inc.	800	4,528
Plantronics, Inc.	1,067	12,633
Powerfleet, Inc.*	1,200	6,756
Preformed Line Products Co.	145	7,064
Resonant, Inc.*	2,100	4,998
Ribbon Communications, Inc.*	1,843	7,132
Shenandoah Telecommunications Co.	1,618	71,896
Spok Holdings, Inc.	612	5,820
Viavi Solutions, Inc.*	7,500	87,975
Vonage Holdings Corp.*	7,500	76,725
		927,402
Textiles — 0.1%
UniFirst Corp.	492	93,170
Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	600	3,474
Transportation — 1.4%
Air Transport Services Group, Inc.*	1,885	47,238
ArcBest Corp.	795	24,693
Ardmore Shipping Corp.	800	2,848
Atlas Air Worldwide Holdings, Inc.*	848	51,643
Bristow Group, Inc.*	266	5,653
Costamare, Inc.	2,100	12,747
Covenant Logistics Group, Inc., Class A*	400	6,996
CryoPort, Inc.*	1,100	52,140
Daseke, Inc.*	1,800	9,666
DHT Holdings, Inc.	3,700	19,092
Diamond S Shipping, Inc.*	900	6,183
Dorian LPG Ltd.*	1,032	8,266
Eagle Bulk Shipping, Inc.*	214	3,503
Echo Global Logistics, Inc.*	800	20,616
Forward Air Corp.	896	51,412
Frontline Ltd.	4,100	26,650
Genco Shipping & Trading Ltd.	700	4,830
Golar LNG Ltd.*	2,800	16,954
Heartland Express, Inc.	1,567	29,146
Hub Group, Inc., Class A*	1,043	52,353
International Seaways, Inc.	933	13,631
Marten Transport Ltd.	2,026	33,064
Matson, Inc.	1,400	56,126
Nordic American Tankers Ltd.	4,767	16,637
Overseas Shipholding Group, Inc., Class A*	1,600	3,424
PAM Transportation Services, Inc.*	50	1,880
Radiant Logistics, Inc.*	1,000	5,140
	Number of Shares	Value†

Transportation — (continued)
Safe Bulkers, Inc.*	2,600	$2,678
Saia, Inc.*	861	108,607
Scorpio Bulkers, Inc.	150	2,124
Scorpio Tankers, Inc.	1,840	20,369
SEACOR Holdings, Inc.*	600	17,448
SFL Corp., Ltd.	3,284	24,597
Tidewater, Inc.*	1,400	9,394
Universal Logistics Holdings, Inc.	300	6,258
US Xpress Enterprises, Inc., Class A*	400	3,304
Werner Enterprises, Inc.	1,952	81,965
		859,275
Trucking and Leasing — 0.2%
GATX Corp.	1,100	70,125
General Finance Corp.*	400	2,532
The Greenbrier Cos., Inc.	1,047	30,782
Willis Lease Finance Corp.*	100	1,845
		105,284
Water — 0.5%
American States Water Co.	1,224	91,739
Arch Resources, Inc.	500	21,240
Artesian Resources Corp., Class A	313	10,789
California Water Service Group	1,666	72,388
Consolidated Water Co., Ltd.	500	5,205
Global Water Resources, Inc.	500	5,390
Middlesex Water Co.	531	33,001
PICO Holdings, Inc.*	792	7,096
SJW Group	888	54,044
The York Water Co.	397	16,781
		317,673
TOTAL COMMON STOCKS (Cost $50,209,240)		56,528,428

REAL ESTATE INVESTMENT TRUSTS — 7.0%
Apartments — 0.2%
Bluerock Residential Growth REIT, Inc.	600	4,548
BRT Apartments Corp.	200	2,356
Front Yard Residential Corp.	1,600	13,984
Independence Realty Trust, Inc.	3,292	38,154
Investors Real Estate Trust	361	23,527
NexPoint Residential Trust, Inc.	700	31,045
Preferred Apartment Communities, Inc., Class A	1,400	7,560
		121,174
Building & Real Estate — 0.7%
Agree Realty Corp.	1,696	107,933
Anworth Mortgage Asset Corp.	3,731	6,119
Apollo Commercial Real Estate Finance, Inc.	5,056	45,554
Ares Commercial Real Estate Corp.	1,000	9,140
Capstead Mortgage Corp.	2,775	15,595

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Building & Real Estate — (continued)
Ellington Residential Mortgage REIT	400	$4,440
Getty Realty Corp.	1,169	30,406
Invesco Mortgage Capital, Inc.	5,825	15,786
iStar, Inc.	2,218	26,195
MFA Financial, Inc.	14,200	38,056
New York Mortgage Trust, Inc.	12,700	32,385
PennyMac Mortgage Investment Trust	3,292	52,902
Ready Capital Corp.	1,153	12,914
Two Harbors Investment Corp.	8,600	43,774
		441,199
Diversified — 1.4%
Alexander & Baldwin, Inc.	2,256	25,290
American Finance Trust, Inc.	3,400	21,318
Armada Hoffler Properties, Inc.	1,700	15,742
Blackstone Mortgage Trust, Inc., Class A	4,500	98,865
CatchMark Timber Trust, Inc., Class A	1,400	12,502
Clipper Realty, Inc.	600	3,630
Colony Capital, Inc.	15,100	41,223
Colony Credit Real Estate, Inc.	2,500	12,275
CoreCivic, Inc.	4,200	33,600
CorEnergy Infrastructure Trust, Inc.	400	2,336
CorePoint Lodging, Inc.	1,550	8,447
Four Corners Property Trust, Inc.	2,200	56,298
Gladstone Commercial Corp.	1,052	17,726
Gladstone Land Corp.	700	10,514
Global Net Lease, Inc.	3,033	48,225
Lexington Realty Trust	8,715	91,072
One Liberty Properties, Inc.	508	8,311
PotlatchDeltic Corp.	2,137	89,968
PS Business Parks, Inc.	640	78,329
The GEO Group, Inc.	3,752	42,547
UMH Properties, Inc.	1,068	14,461
Uniti Group, Inc.	6,200	65,317
Washington Real Estate Investment Trust	2,806	56,485
		854,481
Diversified Financial Services — 0.6%
Arbor Realty Trust, Inc.	3,600	41,292
Arlington Asset Investment Corp., Class A	900	2,556
ARMOUR Residential REIT, Inc.	2,275	21,635
Broadmark Realty Capital, Inc.	4,000	39,440
Cherry Hill Mortgage Investment Corp.	509	4,571
Chimera Investment Corp.	6,100	50,020
Dynex Capital, Inc.	769	11,697
Ellington Financial, Inc.	1,500	18,390
Granite Point Mortgage Trust, Inc.	1,700	12,053
Great Ajax Corp.	622	5,156
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,400	101,448
KKR Real Estate Finance Trust, Inc.	900	14,877
	Number of Shares	Value†

Diversified Financial Services — (continued)
Ladder Capital Corp.	3,376	$24,037
Orchid Island Capital, Inc.	1,700	8,517
Redwood Trust, Inc.	4,077	30,659
TPG RE Finance Trust, Inc.	2,200	18,612
Western Asset Mortgage Capital Corp.	1,597	3,258
		408,218
Healthcare — 1.0%
CareTrust REIT, Inc.	2,995	53,296
Community Healthcare Trust, Inc.	700	32,732
Diversified Healthcare Trust	7,800	27,456
Global Medical REIT, Inc.	1,300	17,550
Healthcare Realty Trust, Inc.	4,272	128,673
LTC Properties, Inc.	1,317	45,911
National Health Investors, Inc.	1,357	81,786
New Senior Investment Group, Inc.	2,700	10,800
Physicians Realty Trust	6,600	118,206
Sabra Health Care REIT, Inc.	6,593	90,884
Universal Health Realty Income Trust	420	23,936
		631,230
Hotels & Resorts — 0.5%
Chatham Lodging Trust	1,500	11,430
DiamondRock Hospitality Co.	6,423	32,565
Hersha Hospitality Trust	1,117	6,188
Pebblebrook Hotel Trust	4,293	53,791
RLJ Lodging Trust	5,280	45,725
Ryman Hospitality Properties, Inc.	1,612	59,322
Service Properties Trust	5,200	41,340
Summit Hotel Properties, Inc.	3,400	17,612
Sunstone Hotel Investors, Inc.	6,947	55,159
		323,132
Industrial — 0.8%
EastGroup Properties, Inc.	1,235	159,722
Monmouth Real Estate Investment Corp.	3,049	42,229
QTS Realty Trust, Inc., Class A	1,943	122,448
STAG lndustrial, Inc.	4,900	149,401
		473,800
Office Property — 0.5%
Alpine Income Property Trust, Inc.	300	4,665
American Assets Trust, Inc.	1,600	38,544
CIM Commercial Trust Corp.	500	4,930
City Office REIT, Inc.	1,400	10,528
Columbia Property Trust, Inc.	3,600	39,276
Easterly Government Properties, Inc.	2,600	58,266
Franklin Street Properties Corp.	3,145	11,511
Mack-Cali Realty Corp.	3,000	37,860
Office Properties Income Trust	1,569	32,509
Piedmont Office Realty Trust, Inc., Class A	4,000	54,280
		292,369

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Real Estate — 0.2%
Essential Properties Realty Trust, Inc.	2,900	$53,128
Farmland Partners, Inc.	900	5,994
Safehold, Inc.	600	37,260
Xenia Hotels & Resorts, Inc.	4,000	35,120
		131,502
Regional Malls — 0.1%
Tanger Factory Outlet Centers, Inc.	3,100	18,693
The Macerich Co.	4,900	33,271
		51,964
Storage & Warehousing — 0.5%
Industrial Logistics Properties Trust	2,158	47,196
Innovative Industrial Properties, Inc.	700	86,877
Jernigan Capital, Inc.	600	10,284
National Storage Affiliates Trust	2,000	65,420
Plymouth Industrial REIT, Inc.	600	7,404
Terreno Realty Corp.	2,175	119,103
		336,284
Strip Centers — 0.5%
Acadia Realty Trust	2,620	27,510
Alexander's, Inc.	69	16,920
Kite Realty Group Trust	2,751	31,856
Retail Opportunity Investments Corp.	3,800	39,577
Retail Properties of America, Inc., Class A	7,400	42,994
Retail Value, Inc.	519	6,524
RPT Realty	2,641	14,367
Saul Centers, Inc.	351	9,330
Seritage Growth Properties, Class A*	1,100	14,795
SITE Centers Corp.	5,300	38,160
Urban Edge Properties	3,700	35,964
Urstadt Biddle Properties, Inc., Class A	916	8,427
Whitestone REIT	1,400	8,400
		294,824
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,373,512)		4,360,177

RIGHTS — 0.0%
Chelsea Therapeutics International Ltd. CVR*	1,600	0
Cubist Pharmaceuticals, Inc.*	1,200	0
Durata Therapeutics CVR Shares*	500	0
Media General CVR*	4,400	440
Newstar Financial, Inc. CVR*	1,300	111
Progenic Pharmaceuticals CVR*	2,601	111
Tobira Therapeutic, Inc. CVR*	400	5,668
TOTAL RIGHTS (Cost $263)		6,330

WARRANTS — 0.0%
Whiting Petroleum Corp., Class A Expiration Date 12/31/25*	204	500
	Number of Shares	Value†

Whiting Petroleum Corp., Class B Expiration Date 12/31/25*	102	$240
Pulse Biosciences, Inc. Expiration Date 05/14/25*	12	57
TOTAL WARRANTS (Cost $3,666)		797

SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.000%) (Cost $1,189,494)	1,189,494	1,189,494
TOTAL INVESTMENTS — 99.5% (Cost $56,776,175)		$62,085,226
Other Assets & Liabilities — 0.5%		308,067
TOTAL NET ASSETS — 100.0%		$62,393,293

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
CVR— Contingent Valued Rights.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$35,630
Aerospace & Defense	0.8%	433,676
Agriculture	0.8%	444,476
Airlines	0.3%	170,417
Apparel	1.0%	540,335
Auto Manufacturers	0.3%	179,689
Auto Parts & Equipment	1.3%	743,881
Banks	7.8%	4,391,780
Beverages	0.3%	185,485
Biotechnology	9.4%	5,295,137
Building Materials	2.0%	1,150,696
Chemicals	1.6%	891,665
Coal	0.1%	53,369
Commercial Services	4.4%	2,487,715
Computers	2.4%	1,353,921
Cosmetics & Personal Care	0.2%	98,127
Distribution & Wholesale	1.1%	641,738
Diversified Financial Services	2.5%	1,395,038
Electric	1.9%	1,049,090
Electrical Components & Equipment	0.7%	397,801

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Small Cap Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Electronics	2.3%	$1,322,765
Energy-Alternate Sources	1.3%	751,849
Engineering & Construction	1.9%	1,091,279
Entertainment	2.2%	1,262,414
Environmental Control	0.9%	524,502
Food	1.4%	815,936
Forest Products & Paper	0.3%	146,727
Gas	1.1%	624,965
Hand & Machine Tools	0.3%	182,848
Healthcare Products	4.6%	2,588,970
Healthcare Services	2.2%	1,240,054
Home Builders	1.7%	992,444
Home Furnishings	0.4%	219,511
Household Products & Wares	0.6%	340,159
Housewares	0.1%	36,036
Insurance	3.0%	1,715,128
Internet	2.3%	1,289,467
Investment Companies	0.0%	16,685
Iron & Steel	0.5%	290,915
Leisure Time	0.7%	394,804
Lodging	0.3%	160,401
Machinery — Construction & Mining	0.3%	172,702
Machinery — Diversified	1.3%	742,722
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Media	0.7%	$384,764
Metal Fabricate/Hardware	1.0%	567,458
Mining	1.0%	541,439
Miscellaneous Manufacturing	1.3%	760,632
Office & Business Equipment	0.0%	29,205
Office Furnishings	0.3%	176,222
Oil & Gas	1.2%	659,333
Oil & Gas Services	0.5%	264,306
Packaging and Containers	0.3%	158,277
Pharmaceuticals	4.6%	2,579,855
Real Estate	0.9%	487,674
Retail	5.7%	3,228,905
Savings & Loans	1.0%	569,972
Semiconductors	2.6%	1,496,747
Software	6.1%	3,454,412
Telecommunications	1.6%	927,402
Textiles	0.2%	93,170
Toys, Games & Hobbies	0.0%	3,474
Transportation	1.5%	859,275
Trucking and Leasing	0.2%	105,284
Water	0.6%	317,673
	100.0%	$56,528,428

Futures contracts held by the Fund at September 30, 2020 are as follows:
Futures Contracts:
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	Russell 2000 Mini Index	12/18/2020	17	50	$1,504	$1,278,740	$1,745	$—
							$1,745	$—